UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS Variable Investment Trust
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq.
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 - December 31, 2016

Item 1. Reports to Stockholders.

Morningstar Conservative ETF Asset Allocation Portfolio
Morningstar Income and Growth ETF Asset Allocation Portfolio
Morningstar Balanced ETF Asset Allocation Portfolio
Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ALPS | Alerian Energy Infrastructure Portfolio
ALPS | Red Rocks Listed Private Equity Portfolio
ALPS | Stadion Tactical Defensive Portfolio
ALPS | Stadion Tactical Growth Portfolio

An ALPS Advisors Solution

TABLE OF
CONTENTS

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	9
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	26
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	36
Schedule of Investments	39
Statement of Assets and Liabilities	40
Statements of Operations	41
Statements of Changes in Net Assets	42
Financial Highlights	44
ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview	46
Schedule of Investments	50
Statement of Assets and Liabilities	52
Statements of Operations	53
Statements of Changes in Net Assets	54
Financial Highlights	56
ALPS | Stadion Tactical Series
Performance Overview	58
Schedules of Investments	64
Statements of Assets and Liabilities	66
Statements of Operations	67
Statements of Changes in Net Assets	68
Financial Highlights	70
Notes to Financial Statements	74
Report of Independent Registered Public Accounting Firm	84
Additional Information	85
Trustees and Officers	87

ALPS Variable Investment Trust

Disclosure of Fund Expenses	December 31, 2016 (Unaudited)

Examples. As a shareholder of the Portfolios listed on the following pages, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b‐1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2016 and held through December 31, 2016.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below  the table.

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Net Expense Ratio(1)	Expenses Paid During Period July 1, 2016 - December 31, 2016(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,002.10	0.53%	$2.67
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.47	0.53%	$2.69
Class II
Actual Fund Return	$1,000.00	$1,001.00	0.78%	$3.92
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.22	0.78%	$3.96
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,019.00	0.53%	$2.69
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.47	0.53%	$2.69
Class II
Actual Fund Return	$1,000.00	$1,017.50	0.78%	$3.96
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.22	0.78%	$3.96
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,036.20	0.52%	$2.66
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.52	0.52%	$2.64
Class II
Actual Fund Return	$1,000.00	$1,035.50	0.77%	$3.94
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.77%	$3.91
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,051.60	0.52%	$2.68
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.52	0.52%	$2.64
Class II
Actual Fund Return	$1,000.00	$1,051.00	0.77%	$3.97
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.77%	$3.91
1 | December 31, 2016

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	December 31, 2016 (Unaudited)

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Net Expense Ratio(1)	Expenses Paid During Period July 1, 2016 - December 31, 2016(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,067.50	0.53%	$2.75
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.47	0.53%	$2.69
Class II
Actual Fund Return	$1,000.00	$1,065.80	0.78%	$4.05
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.22	0.78%	$3.96
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$1,124.20	0.85%	$4.54
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.86	0.85%	$4.32
Class III
Actual Fund Return	$1,000.00	$1,121.90	1.30%	$6.93
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.60	1.30%	$6.60
ALPS | Red Rocks Listed Private Equity Portfolio
Class I
Actual Fund Return	$1,000.00	$1,102.20	1.05%	$5.55
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.86	1.05%	$5.33
Class III
Actual Fund Return	$1,000.00	$1,098.90	1.45%	$7.65
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.85	1.45%	$7.35
ALPS | Stadion Tactical Defensive Portfolio
Class I
Actual Fund Return	$1,000.00	$1,100.30	0.73%	$3.85
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.47	0.73%	$3.71
Class III
Actual Fund Return	$1,000.00	$1,095.60	1.28%	$6.74
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.70	1.28%	$6.50
ALPS | Stadion Tactical Growth Portfolio
Class I
Actual Fund Return	$1,000.00	$1,092.10	0.76%	$4.00
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
Class III
Actual Fund Return	$1,000.00	$1,088.80	1.28%	$6.72
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.70	1.28%	$6.50

(1)	Annualized based on the Portfolios' expenses from July 1, 2016 through December 31, 2016.
(2)
Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 366.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.
2 | December 31, 2016

Morningstar ETF Asset Allocation Series

Performance Overview	December 31, 2016 (Unaudited)

While surprising events help to shape equity market performance every year, 2016 will be remembered as an archetype of surprise. In the last semi‐annual report to shareholders we pointed out that the U.S. market experienced its worst calendar year start ever‐ which was subsequently followed by the surprise U.K. vote to withdraw from the European Union. The second half of the year was also anything but calm; as the S&P 500® Index, Dow Jones Industrial Average (DJIA) and the NASDAQ Composite Index all set record highs in August on the same day. Equity markets got off to a poor start in the fourth quarter. October ended broadly lower, with the S&P 500® down 1.94 percent for the month. On November 4, after the same index closed lower for the ninth straight day, The Wall Street Journal declared it the longest losing streak since 2008. All that changed a few days later with the presidential election and outcome that, with few exceptions, was not foreseen by polls or pundits. Markets that had been predicted to retrench as much as 10 percent on a Trump victory instead surprised many investors and rallied. The other main event during the second half – one that came as no surprise‐ was the Federal Reserve’s quarter‐point increase in the Fed funds rate, and the subsequent release of meeting notes indicating that the Fed would likely be more aggressive in raising short‐term rates during 2017.

Large capitalization stocks, as measured by the S&P 500®, rose 7.82 and 11.95 percent, respectively, during the second half and year. Small capitalization U.S. stocks posted very strong results as investors viewed the policies set forth by the new administration as friendly to domestic firms that are less vulnerable to a stronger dollar and potential trade restrictions. Developed overseas equity markets rebounded in the second half but still trailed both the U.S. and emerging markets by a considerable margin. The domestic and overseas bond markets as well as most REIT indexes  retreated  during  the  second  half  in  response  to  rising  rate  expectations  ‐  being  led  by  the  aforementioned  actions  of  the  U.S.  Federal Reserve.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING DECEMBER 31, 2016

	Six Months	1 Year*	5 Years*	Portfolio Inception (4/30/07)*
S&P 500® Index[1]	7.82%	11.95%	14.66%	6.64%
MSCI U.S. Small Cap 1750 Index[2]	15.56%	20.41%	15.04%	7.82%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	‐2.53%	2.65%	2.23%	4.28%
MSCI U.S. REIT Index[4]	‐4.37%	8.60%	11.86%	4.77%
MSCI EAFE Index[5]	5.78%	1.51%	7.02%	0.38%
MSCI Emerging Markets Index[6]	4.70%	11.60%	1.64%	1.52%
Thomson Reuters Core Commodity CRB Index[7]	0.15%	9.65%	‐8.70%	‐4.37%
Citi Non‐USD World Government Bond Index[8]	‐2.11%	5.13%	4.63%	4.53%

[1]
The S&P 500® Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[2]
The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[3]
Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[4]
The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of  REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[5]
The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[6]
The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[7]
Thomson Reuters Core Commodity CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[8]
The Citi Non-USD World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds of all WGBI countries except the United States and is stated in U.S. dollar terms.

3 | December 31, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2016 (Unaudited)

†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

*	Annualized returns.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect ALPS Advisors, Inc. (the “Adviser”), Morningstar Investment Management LLC (the “Sub-Adviser”), nor the Portfolios’ current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Portfolio(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter had been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Adviser, Sub-Adviser, nor the Portfolio(s) accepts any liability for losses either direct or consequential caused by the use of this information. Diversification cannot guarantee gain or prevent losses.
4 | December 31, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2016 (Unaudited)

Morningstar ETF Asset Allocation Series Performance Summary

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

5 | December 31, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2016 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED DECEMBER 31, 2016

				Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/16†
Portfolio	6 Months**	1 Year	5 Year	(4/30/07)	Gross	Net
Conservative ‐ Class I	0.21%	4.88%	3.03%	3.31%	0.73%	0.69%
Conservative ‐ Class II	0.10%	4.61%	2.76%	3.03%	0.98%	0.94%
Dow Jones Benchmark*(a)	‐0.41%	3.62%	4.39%	5.06%
Blended Benchmark^(f)	‐0.31%	4.39%	4.56%	4.70%
Income & Growth ‐ Class I	1.90%	6.73%	4.86%	3.51%	0.68%	0.68%
Income & Growth ‐ Class II	1.75%	6.37%	4.58%	3.24%	0.93%	0.93%
Dow Jones Benchmark*(b)	2.01%	6.95%	7.34%	5.74%
Blended Benchmark^(g)	1.68%	6.32%	7.09%	5.35%
Balanced ‐ Class I	3.62%	8.69%	6.81%	3.84%	0.66%	0.66%
Balanced ‐ Class II	3.55%	8.48%	6.56%	3.59%	0.91%	0.91%
Dow Jones Benchmark*(c)	4.56%	9.26%	9.76%	6.29%
Blended Benchmark^(h)	3.67%	8.26%	9.64%	5.93%
Growth ‐ Class I	5.16%	9.88%	8.30%	3.72%	0.66%	0.66%
Growth ‐ Class II	5.10%	9.69%	8.03%	3.45%	0.91%	0.91%
Dow Jones Benchmark*(d)	6.96%	11.33%	12.03%	6.69%
Blended Benchmark^(i)	5.71%	10.15%	12.18%	6.38%
Aggressive Growth ‐ Class I	6.75%	11.45%	9.04%	3.44%	0.67%	0.66%
Aggressive Growth ‐ Class II	6.58%	11.21%	8.77%	3.17%	0.92%	0.91%
Dow Jones Benchmark*(e)	9.18%	13.48%	14.44%	7.15%
Blended Benchmark^(j)	6.76%	11.06%	13.42%	6.52%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*
Dow Jones Benchmark: (a) the Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio; (b) the Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio; (c) the Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio; (d) the Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio; and (e) the Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^
Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Bloomberg Barclays U.S. Aggregate Bond Index/7% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Conservative Portfolio; (g) 40% S&P 500® Index/55% Bloomberg Barclays U.S. Aggregate Bond Index/5% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Income & Growth Portfolio; (h) 60% S&P 500® Index/38% Bloomberg Barclays U.S. Aggregate Bond Index/2% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Balanced Portfolio; (i) 80% S&P 500® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index for the Growth Portfolio; and (j) 90% S&P 500® Index/10% Bloomberg Barclays U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Bloomberg Barclays Indexes reflect the reinvestment of dividends.

**	Total return for a period of less than one year is not annualized.

†
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of December 31, 2016. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2017. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

6 | December 31, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2016 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), a FINRA member, is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). First, Morningstar seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Morningstar uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Morningstar applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

MORNINGSTAR ETF ASSET ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

*	As of December 31, 2016. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

The table below shows there were changes in the strategic allocations provided by Morningstar’s proprietary asset allocation methodology for the year ended December 31, 2016. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of December 31, 2016.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	12/31/2016	6/30/2016	12/31/2016	6/30/2016	12/31/2016	6/30/2016	12/31/2016	6/30/2016	12/31/2016	6/30/2016
U.S. Equity	10.3%	11.0%	22.8%	23.8%	36.3%	35.7%	46.7%	48.5%	57.0%	56.0%
Non‐U.S. Equity	7.7%	6.0%	15.2%	13.0%	21.7%	19.5%	31.3%	26.2%	36.0%	33.5%
U.S. Bonds	72.0%	67.3%	54.0%	50.0%	36.0%	33.0%	18.0%	17.0%	7.0%	6.8%
Non‐U.S. Bonds	9.0%	13.7%	7.0%	10.7%	5.0%	7.8%	4.0%	5.0%	0.0%	0.7%
Alternative	0.0%	1.0%	0.0%	1.5%	0.0%	3.0%	0.0%	3.3%	0.0%	3.0%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

It is important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International and Commodity investments, which are included in all five Portfolios and contributed to performance for the year ended December 31, 2016.

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.
7 | December 31, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2016 (Unaudited)

Conservative – Asset Class Allocation#
(as a percentage of net assets)

Balanced – Asset Class Allocation#
(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#
(as a percentage of net assets)

Income & Growth – Asset Class Allocation#
(as a percentage of net assets)

Growth – Asset Class Allocation#
(as a percentage of net assets)

#
Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*
Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2016. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

8 | December 31, 2016

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Exchange Traded Funds ‐ 99.27%
iShares ‐ 21.00%
Core S&P 500® ETF	7,856	$1,767,522
Core S&P® Mid‐Cap ETF	4,318	713,938
JP Morgan USD Emerging Markets Bond ETF	19,346	2,132,316
TIPS Bond ETF	24,967	2,825,515

Total iShares		7,439,291

Other ‐ 78.27%
Highland/iBoxx Senior Loan ETF	76,353	1,431,619
PIMCO Enhanced Short Maturity Active ETF	3,450	349,588
SPDR® Bloomberg Barclays High Yield Bond ETF	68,568	2,499,304
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	104,291	3,536,508
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	60,840	1,070,784
Vanguard® FTSE Developed Markets ETF	48,183	1,760,607
Vanguard® FTSE Emerging Markets ETF	27,160	971,785
Vanguard® Mid‐Cap Value ETF	1,821	176,983
Vanguard® Short‐Term Bond ETF	44,484	3,534,254
Vanguard® Short‐Term Corporate Bond ETF	35,679	2,831,842
Vanguard® Small‐Cap Value ETF	3,130	378,730
Vanguard® Total Bond Market ETF	105,527	8,525,526
	Shares	Value
Other (continued)
Vanguard® Value ETF	7,036	$654,418

Total Other		27,721,948

Total Exchange Traded Funds (Cost $35,154,232)		35,161,239

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 0.90%
State Street Institutional Treasury Plus Money Market Fund	0.389%	318,173	$318,173

Total Short‐Term Investments (Cost $318,173)			318,173

Total Investments ‐100.17% (Total cost $35,472,405)			35,479,412

Liabilities in Excess of Other Assets ‐ (0.17)%			(59,900)

Net Assets ‐ 100.00%			$35,419,512

See Notes to Financial Statements.
9 | December 31, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Exchange Traded Funds ‐ 99.14%
iShares ‐ 31.51%
Core S&P 500® ETF	49,472	$11,130,705
Core S&P® Mid‐Cap ETF	19,825	3,277,866
JP Morgan USD Emerging Markets Bond ETF	37,616	4,146,036
MSCI EAFE Small‐Cap ETF	20,723	1,032,834
MSCI EAFE Value ETF	35,297	1,667,783
TIPS Bond ETF	41,646	4,713,078

Total iShares		25,968,302

Other ‐ 67.63%
Highland/iBoxx Senior Loan ETF	132,564	2,485,575
PIMCO Enhanced Short Maturity Active ETF	8,084	819,152
SPDR® Bloomberg Barclays High Yield Bond ETF	136,396	4,971,634
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	206,446	7,000,584
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	94,191	1,657,762
Vanguard® FTSE Developed Markets ETF	158,049	5,775,110
Vanguard® FTSE Emerging Markets ETF	114,835	4,108,796
Vanguard® Mid‐Cap Value ETF	16,848	1,637,457
Vanguard® Short‐Term Bond ETF	72,291	5,743,520
Vanguard® Short‐Term Corporate Bond ETF	41,305	3,278,378
Vanguard® Small‐Cap Value ETF	10,494	1,269,774
Vanguard® Total Bond Market ETF	191,900	15,503,601
Vanguard® Value ETF	15,998	1,487,974

Total Other		55,739,317

Total Exchange Traded Funds (Cost $80,185,220)		81,707,619
	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 1.23%
State Street Institutional Treasury Plus Money Market Fund	0.389%	1,010,092	$1,010,092

Total Short‐Term Investments (Cost $1,010,092)			1,010,092

Total Investments ‐100.37% (Total cost $81,195,312)			82,717,711

Liabilities in Excess of Other Assets ‐ (0.37)%			(301,242)

Net Assets ‐ 100.00%			$82,416,469

See Notes to Financial Statements.
10 | December 31, 2016

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Exchange Traded Funds ‐ 99.01%
iShares ‐ 35.13%
Core S&P 500® ETF	157,286	$35,387,777
Core S&P® Mid‐Cap ETF	73,545	12,159,930
JP Morgan USD Emerging Markets Bond ETF	50,972	5,618,134
MSCI EAFE Small‐Cap ETF	65,265	3,252,808
MSCI EAFE Value ETF	80,221	3,790,442
TIPS Bond ETF	48,742	5,516,132

Total iShares		65,725,223

Other ‐ 63.88%
Highland/iBoxx Senior Loan ETF	174,047	3,263,381
PIMCO Enhanced Short Maturity Active ETF	18,138	1,837,924
SPDR® Bloomberg Barclays High Yield Bond ETF	260,650	9,500,692
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	314,625	10,668,934
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	213,522	3,757,987
Vanguard® FTSE Developed
Markets ETF	513,538	18,764,678
Vanguard® FTSE Emerging
Markets ETF	415,844	14,878,898
Vanguard® Mid‐Cap Value ETF	57,931	5,630,314
Vanguard® Short‐Term Bond ETF	92,899	7,380,826
Vanguard® Small‐Cap ETF	43,837	5,653,220
Vanguard® Small‐Cap Value ETF	44,136	5,340,456
Vanguard® Total Bond Market ETF	359,064	29,008,781
Vanguard® Value ETF	41,235	3,835,267

Total Other		119,521,358

Total Exchange Traded Funds (Cost $173,579,676)		185,246,581
	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 1.13%
State Street Institutional Treasury Plus Money Market Fund	0.389%	2,114,001	$2,114,001

Total Short‐Term Investments (Cost $2,114,001)			2,114,001

Total Investments ‐100.14% (Total cost $175,693,677)			187,360,582

Liabilities in Excess of Other Assets ‐(0.14)%			(252,974)

Net Assets ‐ 100.00%			$187,107,608

See Notes to Financial Statements.
11 | December 31, 2016

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Exchange Traded Funds ‐ 100.10%
iShares ‐ 44.18%
Core S&P 500® ETF	207,845	$46,763,046
Core S&P® Mid‐Cap ETF	112,090	18,532,961
JP Morgan USD Emerging Markets Bond ETF	70,471	7,767,314
MSCI EAFE Small‐Cap ETF	127,056	6,332,471
MSCI EAFE Value ETF	142,377	6,727,313

Total iShares		86,123,105

Other ‐ 55.92%
SPDR® Bloomberg Barclays High Yield Bond ETF	159,890	5,827,991
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	215,496	7,307,469
Vanguard® FTSE Developed Markets ETF	668,470	24,425,894
Vanguard® FTSE Emerging Markets ETF	658,570	23,563,635
Vanguard® Mid‐Cap Value ETF	49,738	4,834,036
Vanguard® Short‐Term Bond ETF	36,428	2,894,205
Vanguard® Small‐Cap ETF	75,826	9,778,521
Vanguard® Small‐Cap Value ETF	53,127	6,428,367
Vanguard® Total Bond Market ETF	236,108	19,075,165
Vanguard® Value ETF	52,611	4,893,349

Total Other		109,028,632

Total Exchange Traded Funds (Cost $172,531,675)		195,151,737

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 0.26%
State Street Institutional Treasury Plus Money Market Fund	0.389%	503,578	$503,578

Total Short‐Term Investments (Cost $503,578)			503,578

Total Investments ‐ 100.36% (Total cost $173,035,253)			195,655,315

Liabilities in Excess of Other Assets ‐ (0.36)%			(692,251)

Net Assets ‐ 100.00%			$194,963,064

See Notes to Financial Statements.
12 | December 31, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Exchange Traded Funds ‐ 100.23%
iShares ‐ 48.72%
Core S&P 500® ETF	100,805	$22,680,117
Core S&P® Mid‐Cap ETF	61,108	10,103,597
MSCI EAFE Small‐Cap ETF	65,406	3,259,835
MSCI EAFE Value ETF	72,964	3,447,549

Total iShares		39,491,098

Other ‐ 51.51%
SPDR® Bloomberg Barclays High Yield Bond ETF	33,473	1,220,091
Vanguard® FTSE Developed Markets ETF	328,588	12,006,605
Vanguard® FTSE Emerging Markets ETF	297,762	10,653,924
Vanguard® Mid‐Cap Value ETF	24,887	2,418,768
Vanguard® Small‐Cap ETF	37,432	4,827,231
Vanguard® Small‐Cap Value ETF	26,925	3,257,925
Vanguard® Total Bond Market ETF	55,574	4,489,823
Vanguard® Value ETF	30,883	2,872,428

Total Other		41,746,795

Total Exchange Traded Funds (Cost $73,993,100)		81,237,893

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 0.50%
State Street Institutional Treasury Plus Money Market Fund	0.389%	405,395	$405,395

Total Short‐Term Investments (Cost $405,395)			405,395

Total Investments ‐ 100.73% (Total cost $74,398,495)			81,643,288

Liabilities in Excess of Other Assets‐ (0.73)%			(589,781)

Net Assets ‐ 100.00%			$81,053,507

See Notes to Financial Statements.
13 | December 31, 2016

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of December 31, 2016

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$35,479,412	$82,717,711	$187,360,582	$195,655,315	$81,643,288
Receivable for shares sold	10,253	9,576	68,828	34,577	12,625
Dividends receivable	25,703	49,162	90,840	44,934	6,106
Other assets	648	1,522	3,570	3,485	1,404
Total Assets	35,516,016	82,777,971	187,523,820	195,738,311	81,663,423

LIABILITIES:

Payable for investments purchased	–	218,855	242,099	480,561	524,525
Payable for shares redeemed	52,928	60,599	25,675	155,488	17,117
Payable to advisor	11,732	34,098	71,518	74,119	31,100
Payable for distribution and service fees	6,710	16,405	34,953	25,744	9,332
Payable for audit fees	19,589	19,589	19,589	19,589	19,589
Payable for trustees' fees	160	351	778	789	318
Accrued expenses and other liabilities	5,385	11,605	21,600	18,957	7,935
Total Liabilities	96,504	361,502	416,212	775,247	609,916
Net Assets	$35,419,512	$82,416,469	$187,107,608	$194,963,064	$81,053,507

NET ASSETS CONSIST OF:

Paid-in capital	$34,956,741	$76,169,201	$161,487,548	$158,904,755	$67,495,462
Accumulated net investment income	632,063	1,409,384	3,152,992	3,146,088	1,257,088
Accumulated net realized gain/(loss)	(176,299)	3,315,485	10,800,163	10,292,159	5,056,164
Net unrealized appreciation	7,007	1,522,399	11,666,905	22,620,062	7,244,793
Net Assets	$35,419,512	$82,416,469	$187,107,608	$194,963,064	$81,053,507

Investments, at Cost	$35,472,405	$81,195,312	$175,693,677	$173,035,253	$74,398,495

PRICING OF SHARES:

Class I:
Net Assets	$3,714,264	$4,712,489	$22,387,842	$73,255,263	$37,588,222
Shares of beneficial interest outstanding	345,576	471,320	2,076,744	6,632,550	3,225,984
Net assets value, offering and redemption price per share	$10.75	$10.00	$10.78	$11.04	$11.65

Class II:
Net Assets	$31,705,248	$77,703,980	$164,719,766	$121,707,801	$43,465,285
Shares of beneficial interest outstanding	2,962,642	7,412,009	15,143,554	11,178,716	3,760,258
Net assets value, offering and redemption price per share	$10.70	$10.48	$10.88	$10.89	$11.56

See Notes to Financial Statements.
14 | December 31, 2016

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Year Ended December 31, 2016

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$915,293	$2,067,725	$4,521,197	$4,383,799	$1,744,648
Total Investment Income	915,293	2,067,725	4,521,197	4,383,799	1,744,648

EXPENSES:
Investment advisor fee	168,539	386,365	868,918	870,618	352,590
12b-1 fees:
Class II	84,787	203,323	427,511	308,464	113,481
Custodian fees	4,921	5,573	10,885	15,254	6,863
Legal fees	4,710	10,677	23,995	23,837	9,546
Audit fees	18,256	18,256	18,256	18,256	18,256
Trustees' fees and expenses	7,086	16,288	36,647	36,308	14,619
Report to shareholder fees	4,546	10,262	21,656	21,216	10,192
Registration fees	45	–	–	307	337
Other expenses	10,400	16,999	27,510	27,046	15,108
Total expenses before waiver/reimbursements	303,290	667,743	1,435,378	1,321,306	540,992
Less fees waived/reimbursed by investment advisor
Class I	(1,914)	(496)	–	–	(5,269)
Class II	(18,154)	(8,918)	–	–	(6,877)
Total Net Expenses	283,222	658,329	1,435,378	1,321,306	528,846
Net Investment Income	632,071	1,409,396	3,085,819	3,062,493	1,215,802

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(158,106)	3,092,466	10,668,998	10,181,510	5,404,127
Long-term capital gain distributions from other investment companies	1,503	2,670	4,709	2,925	625
Net change in unrealized appreciation on investments	1,312,550	877,910	1,958,559	5,341,326	2,047,442
Net Realized and Unrealized Gain on Investments	1,155,947	3,973,046	12,632,266	15,525,761	7,452,194
Net Increase in Net Assets Resulting from Operations	$1,788,018	$5,382,442	$15,718,085	$18,588,254	$8,667,996

See Notes to Financial Statements.
15 | December 31, 2016

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$632,071	$555,979
Net realized gain/(loss)	(158,106)	844,229
Long-term capital gain distributions from other investment companies	1,503	16,771
Net change in unrealized appreciation/(depreciation)	1,312,550	(1,914,100)
Net increase/(decrease) in net assets resulting from operations	1,788,018	(497,121)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(65,971)	(47,774)
Class II	(484,167)	(437,259)
From net realized gain
Class I	(95,595)	(80,836)
Class II	(833,694)	(893,715)
Total distributions	(1,479,427)	(1,459,584)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	900,784	823,631
Issued to shareholders in reinvestment of distributions	161,566	128,610
Cost of shares redeemed	(650,608)	(833,676)
Net increase from share transactions	411,742	118,565
Class II
Proceeds from sale of shares	9,446,702	13,321,624
Issued to shareholders in reinvestment of distributions	1,317,861	1,330,974
Cost of shares redeemed	(14,687,107)	(14,107,534)
Net increase/(decrease) from share transactions	(3,922,544)	545,064

Net decrease in net assets	(3,202,211)	(1,293,076)

NET ASSETS:

Beginning of year	38,621,723	39,914,799
End of year*	$35,419,512	$38,621,723

*Includes accumulated net investment income of:	$632,063	$555,948

See Notes to Financial Statements.
16 | December 31, 2016

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	81,902	73,416
Reinvested	15,057	12,042
Redeemed	(58,999)	(74,191)
Net increase in shares outstanding	37,960	11,267
Class II
Sold	855,502	1,187,479
Reinvested	123,395	125,209
Redeemed	(1,327,830)	(1,260,192)
Net increase/(decrease) in shares outstanding	(348,933)	52,496

(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
17 | December 31, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$1,409,396	$1,423,158
Net realized gain	3,092,466	4,498,916
Long-term capital gain distributions from other investment companies	2,670	30,553
Net change in unrealized appreciation/(depreciation)	877,910	(7,561,543)
Net increase/(decrease) in net assets resulting from operations	5,382,442	(1,608,916)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(97,345)	(84,660)
Class II	(1,304,180)	(1,388,330)
From net realized gain
Class I	(249,120)	(175,861)
Class II	(3,988,714)	(3,464,731)
Total distributions	(5,639,359)	(5,113,582)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	518,593	1,025,320
Issued to shareholders in reinvestment of distributions	346,465	260,521
Cost of shares redeemed	(511,877)	(773,606)
Net increase from share transactions	353,181	512,235
Class II
Proceeds from sale of shares	10,314,909	11,188,155
Issued to shareholders in reinvestment of distributions	5,292,894	4,853,061
Cost of shares redeemed	(25,961,384)	(28,519,360)
Net decrease from share transactions	(10,353,581)	(12,478,144)

Net decrease in net assets	(10,257,317)	(18,688,407)

NET ASSETS:

Beginning of year	92,673,786	111,362,193
End of year*	$82,416,469	$92,673,786

*Includes accumulated net investment income of:	$1,409,384	$1,423,108

See Notes to Financial Statements.
18 | December 31, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	49,967	93,744
Reinvested	34,647	25,897
Redeemed	(49,716)	(70,017)
Net increase in shares outstanding	34,898	49,624
Class II
Sold	941,926	981,340
Reinvested	504,566	462,196
Redeemed	(2,387,260)	(2,510,031)
Net decrease in shares outstanding	(940,768)	(1,066,495)

(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
19 | December 31, 2016

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$3,085,819	$3,242,403
Net realized gain	10,668,998	9,019,871
Long-term capital gain distributions from other investment companies	4,709	42,933
Net change in unrealized appreciation/(depreciation)	1,958,559	(17,004,851)
Net increase/(decrease) in net assets resulting from operations	15,718,085	(4,699,644)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(447,832)	(373,007)
Class II	(2,761,369)	(2,808,433)
From net realized gain
Class I	(1,088,980)	(590,856)
Class II	(7,967,253)	(5,254,593)
Total distributions	(12,265,434)	(9,026,889)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,799,288	2,739,084
Issued to shareholders in reinvestment of distributions	1,536,812	963,864
Cost of shares redeemed	(3,771,360)	(1,605,415)
Net increase from share transactions	564,740	2,097,533
Class II
Proceeds from sale of shares	19,928,667	38,327,733
Issued to shareholders in reinvestment of distributions	10,728,623	8,063,026
Cost of shares redeemed	(60,843,014)	(49,338,213)
Net decrease from share transactions	(30,185,724)	(2,947,454)

Net decrease in net assets	(26,168,333)	(14,576,454)

NET ASSETS:

Beginning of year	213,275,941	227,852,395
End of year*	$187,107,608	$213,275,941

*Includes accumulated net investment income of:	$3,152,992	$3,322,699

See Notes to Financial Statements.
20 | December 31, 2016

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	254,829	239,446
Reinvested	142,166	91,448
Redeemed	(340,979)	(140,583)
Net increase in shares outstanding	56,016	190,311
Class II
Sold	1,783,777	3,324,622
Reinvested	983,375	758,516
Redeemed	(5,506,319)	(4,282,969)
Net decrease in shares outstanding	(2,739,167)	(199,831)

(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
21 | December 31, 2016

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$3,062,493	$3,002,460
Net realized gain	10,181,510	8,208,003
Long-term capital gain distributions from other investment companies	2,925	27,028
Net change in unrealized appreciation/(depreciation)	5,341,326	(16,636,470)
Net increase/(decrease) in net assets resulting from operations	18,588,254	(5,398,979)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(1,233,087)	(1,032,915)
Class II	(1,722,422)	(1,797,399)
From net realized gain
Class I	(3,117,933)	(988,414)
Class II	(5,284,212)	(2,067,305)
Total distributions	(11,357,654)	(5,886,033)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	8,239,359	10,832,756
Issued to shareholders in reinvestment of distributions	4,351,020	2,021,329
Cost of shares redeemed	(8,587,979)	(6,078,815)
Net increase from share transactions	4,002,400	6,775,270
Class II
Proceeds from sale of shares	19,455,307	25,105,142
Issued to shareholders in reinvestment of distributions	7,006,634	3,864,704
Cost of shares redeemed	(44,851,590)	(31,248,697)
Net decrease from share transactions	(18,389,649)	(2,278,851)

Net decrease in net assets	(7,156,649)	(6,788,593)

NET ASSETS:

Beginning of year	202,119,713	208,908,306
End of year*	$194,963,064	$202,119,713

*Includes accumulated net investment income of:	$3,146,088	$3,099,507

See Notes to Financial Statements.
22 | December 31, 2016

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	751,002	949,030
Reinvested	391,984	191,595
Redeemed	(763,104)	(536,043)
Net increase in shares outstanding	379,882	604,582
Class II
Sold	1,789,336	2,229,157
Reinvested	639,875	371,606
Redeemed	(4,109,616)	(2,802,489)
Net decrease in shares outstanding	(1,680,405)	(201,726)

(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
23 | December 31, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$1,215,802	$1,105,645
Net realized gain	5,404,127	3,273,098
Long-term capital gain distributions from other investment companies	625	7,363
Net change in unrealized appreciation/(depreciation)	2,047,442	(6,654,371)
Net increase/(decrease) in net assets resulting from operations	8,667,996	(2,268,265)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(551,201)	(433,162)
Class II	(533,841)	(635,363)
From net realized gain
Class I	(1,727,885)	(436,349)
Class II	(2,088,477)	(769,718)
Total distributions	(4,901,404)	(2,274,592)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	7,453,474	7,530,846
Issued to shareholders in reinvestment of distributions	2,279,086	869,510
Cost of shares redeemed	(2,993,222)	(2,880,122)
Net increase from share transactions	6,739,338	5,520,234
Class II
Proceeds from sale of shares	10,175,519	12,696,303
Issued to shareholders in reinvestment of distributions	2,622,318	1,405,082
Cost of shares redeemed	(22,270,496)	(13,825,222)
Net increase/(decrease) from share transactions	(9,472,659)	276,163

Net increase in net assets	1,033,271	1,253,540

NET ASSETS:

Beginning of year	80,020,236	78,766,696
End of year*	$81,053,507	$80,020,236

*Includes accumulated net investment income of:	$1,257,088	$1,151,009

See Notes to Financial Statements.
24 | December 31, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	646,820	633,933
Reinvested	194,130	79,118
Redeemed	(256,607)	(243,640)
Net increase in shares outstanding	584,343	469,411
Class II
Sold	890,587	1,074,787
Reinvested	225,092	128,907
Redeemed	(1,937,753)	(1,167,211)
Net increase/(decrease) in shares outstanding	(822,074)	36,483

(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
25 | December 31, 2016

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$10.72	$11.27	$11.24	$11.24	$11.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.22	0.18	0.17	0.15	0.20
Net realized and unrealized gain/(loss) on investments	0.30	(0.29)	0.18	0.16	0.40
Total income/(loss) from investment operations	0.52	(0.11)	0.35	0.31	0.60

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.20)	(0.16)	(0.15)	(0.17)	(0.18)
From net realized gain	(0.29)	(0.28)	(0.17)	(0.14)	(0.21)
Total distributions	(0.49)	(0.44)	(0.32)	(0.31)	(0.39)
Net increase/(decrease) in net asset value	0.03	(0.55)	0.03	–	0.21
Net asset value‐end of year	$10.75	$10.72	$11.27	$11.24	$11.24

Total Return*	4.88%	(0.96)%	3.10%	2.77%	5.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$3,714	$3,296	$3,340	$3,037	$3,039
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.58%	0.57%	0.55%	0.58%	0.60%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.97%	1.59%	1.48%	1.29%	1.75%
Portfolio turnover rate	55%	37%	23%	19%	22%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.
26 | December 31, 2016

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$10.67	$11.22	$11.20	$11.20	$11.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.18	0.15	0.14	0.12	0.17
Net realized and unrealized gain/(loss) on investments	0.31	(0.28)	0.17	0.17	0.40
Total income/(loss) from investment operations	0.49	(0.13)	0.31	0.29	0.57

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.17)	(0.14)	(0.12)	(0.15)	(0.16)
From net realized gain	(0.29)	(0.28)	(0.17)	(0.14)	(0.21)
Total distributions	(0.46)	(0.42)	(0.29)	(0.29)	(0.37)
Net increase/(decrease) in net asset value	0.03	(0.55)	0.02	–	0.20
Net asset value‐end of year	$10.70	$10.67	$11.22	$11.20	$11.20

Total Return*	4.61%	(1.21)%	2.77%	2.56%	5.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$31,705	$35,325	$36,575	$36,295	$35,950
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.83%	0.82%	0.80%	0.83%	0.85%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.66%	1.33%	1.22%	1.05%	1.53%
Portfolio turnover rate	55%	37%	23%	19%	22%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.
27 | December 31, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$10.12	$10.93	$10.90	$10.41	$10.11
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.20	0.18	0.17	0.15	0.20
Net realized and unrealized gain/(loss) on investments	0.49	(0.35)	0.22	0.63	0.63
Total income/(loss) from investment operations	0.69	(0.17)	0.39	0.78	0.83

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.23)	(0.21)	(0.16)	(0.19)	(0.20)
From net realized gain	(0.58)	(0.43)	(0.20)	(0.10)	(0.33)
Total distributions	(0.81)	(0.64)	(0.36)	(0.29)	(0.53)
Net increase/(decrease) in net asset value	(0.12)	(0.81)	0.03	0.49	0.30
Net asset value‐end of year	$10.00	$10.12	$10.93	$10.90	$10.41

Total Return*	6.73%	(1.52)%	3.63%	7.58%	8.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,712	$4,417	$4,227	$3,736	$3,315
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54%	0.52%	0.50%	0.53%	0.52%
Net expenses after waiver/reimbursements	0.53%	0.52%	0.50%	0.53%	0.52%
Net investment income after waiver/reimbursements	1.92%	1.63%	1.56%	1.39%	1.90%
Portfolio turnover rate	40%	24%	16%	12%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.
28 | December 31, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$10.57	$11.37	$11.33	$10.81	$10.49
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.18	0.15	0.15	0.13	0.17
Net realized and unrealized gain/(loss) on investments	0.50	(0.35)	0.22	0.65	0.66
Total income/(loss) from investment operations	0.68	(0.20)	0.37	0.78	0.83

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.19)	(0.17)	(0.13)	(0.16)	(0.18)
From net realized gain	(0.58)	(0.43)	(0.20)	(0.10)	(0.33)
Total distributions	(0.77)	(0.60)	(0.33)	(0.26)	(0.51)
Net increase/(decrease) in net asset value	(0.09)	(0.80)	0.04	0.52	0.32
Net asset value‐end of year	$10.48	$10.57	$11.37	$11.33	$10.81

Total Return*	6.37%	(1.68)%	3.30%	7.33%	7.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$77,704	$88,257	$107,135	$110,724	$109,407
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79%	0.77%	0.76%	0.78%	0.77%
Net expenses after waiver/reimbursements	0.78%	0.77%	0.76%	0.78%	0.77%
Net investment income after waiver/reimbursements	1.63%	1.33%	1.29%	1.14%	1.57%
Portfolio turnover rate	40%	24%	16%	12%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.
29 | December 31, 2016

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$10.64	$11.37	$11.18	$10.18	$9.74
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.21	0.19	0.19	0.17	0.21
Net realized and unrealized gain/(loss) on investments	0.72	(0.42)	0.34	1.07	0.86
Total income/(loss) from investment operations	0.93	(0.23)	0.53	1.24	1.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.23)	(0.19)	(0.16)	(0.18)	(0.18)
From net realized gain	(0.56)	(0.31)	(0.18)	(0.06)	(0.45)
Total distributions	(0.79)	(0.50)	(0.34)	(0.24)	(0.63)
Net increase/(decrease) in net asset value	0.14	(0.73)	0.19	1.00	0.44
Net asset value‐end of year	$10.78	$10.64	$11.37	$11.18	$10.18

Total Return*	8.69%	(1.97)%	4.79%	12.19%	11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$22,388	$21,502	$20,807	$19,383	$13,860
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.51%	0.50%	0.52%	0.51%
Net expenses after waiver/reimbursements	0.52%	0.51%	0.50%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.86%	1.68%	1.70%	1.59%	2.06%
Portfolio turnover rate	34%	29%	19%	11%	18%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.
30 | December 31, 2016

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$10.72	$11.45	$11.26	$10.26	$9.81
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.17	0.16	0.17	0.14	0.18
Net realized and unrealized gain/(loss) on investments	0.74	(0.42)	0.34	1.07	0.88
Total income/(loss) from investment operations	0.91	(0.26)	0.51	1.21	1.06

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.19)	(0.16)	(0.14)	(0.15)	(0.16)
From net realized gain	(0.56)	(0.31)	(0.18)	(0.06)	(0.45)
Total distributions	(0.75)	(0.47)	(0.32)	(0.21)	(0.61)
Net increase/(decrease) in net asset value	0.16	(0.73)	0.19	1.00	0.45
Net asset value‐end of year	$10.88	$10.72	$11.45	$11.26	$10.26

Total Return*	8.48%	(2.22)%	4.51%	11.86%	10.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$164,720	$191,774	$207,046	$199,551	$177,384
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.76%	0.75%	0.77%	0.76%
Net expenses after waiver/reimbursements	0.77%	0.76%	0.75%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.56%	1.40%	1.43%	1.30%	1.68%
Portfolio turnover rate	34%	29%	19%	11%	18%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.
31 | December 31, 2016

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$10.68	$11.27	$10.91	$9.48	$9.17
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.20	0.18	0.18	0.16	0.18
Net realized and unrealized gain/(loss) on investments	0.86	(0.44)	0.34	1.42	1.02
Total income/(loss) from investment operations	1.06	(0.26)	0.52	1.58	1.20

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.20)	(0.17)	(0.14)	(0.14)	(0.15)
From net realized gain	(0.50)	(0.16)	(0.02)	(0.01)	(0.74)
Total distributions	(0.70)	(0.33)	(0.16)	(0.15)	(0.89)
Net increase/(decrease) in net asset value	0.36	(0.59)	0.36	1.43	0.31
Net asset value‐end of year	$11.04	$10.68	$11.27	$10.91	$9.48

Total Return*	9.88%	(2.22)%	4.85%	16.78%	13.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$73,255	$66,750	$63,676	$53,553	$37,403
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.51%	0.50%	0.52%	0.52%
Net expenses after waiver/reimbursements	0.52%	0.51%	0.50%	0.52%	0.52%
Net investment income after waiver/reimbursements	1.78%	1.60%	1.64%	1.53%	1.84%
Portfolio turnover rate	37%	28%	16%	6%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.
32 | December 31, 2016

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$10.53	$11.12	$10.77	$9.36	$9.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.16	0.15	0.15	0.12	0.14
Net realized and unrealized gain/(loss) on investments	0.86	(0.44)	0.34	1.42	1.02
Total income/(loss) from investment operations	1.02	(0.29)	0.49	1.54	1.16

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.16)	(0.14)	(0.12)	(0.12)	(0.13)
From net realized gain	(0.50)	(0.16)	(0.02)	(0.01)	(0.74)
Total distributions	(0.66)	(0.30)	(0.14)	(0.13)	(0.87)
Net increase/(decrease) in net asset value	0.36	(0.59)	0.35	1.41	0.29
Net asset value‐end of year	$10.89	$10.53	$11.12	$10.77	$9.36

Total Return*	9.69%	(2.51)%	4.57%	16.54%	12.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$121,708	$135,370	$145,233	$142,959	$120,573
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.76%	0.75%	0.77%	0.77%
Net expenses after waiver/reimbursements	0.77%	0.76%	0.75%	0.77%	0.77%
Net investment income after waiver/reimbursements	1.47%	1.32%	1.35%	1.23%	1.47%
Portfolio turnover rate	37%	28%	16%	6%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.
33 | December 31, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$11.13	$11.79	$11.48	$9.88	$8.75
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.20	0.19	0.20	0.18	0.18
Net realized and unrealized gain/(loss) on investments	1.08	(0.51)	0.34	1.64	1.08
Total income/(loss) from investment operations	1.28	(0.32)	0.54	1.82	1.26

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.18)	(0.17)	(0.14)	(0.14)	(0.13)
From net realized gain	(0.58)	(0.17)	(0.09)	(0.08)	(0.00	)(3)
Total distributions	(0.76)	(0.34)	(0.23)	(0.22)	(0.13)
Net increase/(decrease) in net asset value	0.52	(0.66)	0.31	1.60	1.13
Net asset value‐end of year	$11.65	$11.13	$11.79	$11.48	$9.88

Total Return*	11.45%	(2.65)%	4.74%	18.53%	14.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$37,588	$29,410	$25,603	$20,301	$13,256
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55%	0.53%	0.51%	0.55%	0.57%
Net expenses after waiver/reimbursements	0.53%	0.52%	0.51%	0.52%	0.53%
Net investment income after waiver/reimbursements	1.77%	1.56%	1.70%	1.63%	1.91%
Portfolio turnover rate	46%	27%	19%	8%	23%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.

See Notes to Financial Statements.
34 | December 31, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value‐beginning of year	$11.04	$11.70	$11.39	$9.82	$8.70
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.16	0.15	0.17	0.14	0.14
Net realized and unrealized gain/(loss) on investments	1.09	(0.50)	0.34	1.63	1.09
Total income/(loss) from investment operations	1.25	(0.35)	0.51	1.77	1.23

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.15)	(0.14)	(0.11)	(0.12)	(0.11)
From net realized gain	(0.58)	(0.17)	(0.09)	(0.08)	(0.00	)(3)
Total distributions	(0.73)	(0.31)	(0.20)	(0.20)	(0.11)
Net increase/(decrease) in net asset value	0.52	(0.66)	0.31	1.57	1.12
Net asset value‐end of year	$11.56	$11.04	$11.70	$11.39	$9.82

Total Return*	11.21%	(2.92)%	4.56%	18.12%	14.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$43,465	$50,611	$53,164	$48,589	$38,551
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80%	0.78%	0.76%	0.80%	0.82%
Net expenses after waiver/reimbursements	0.78%	0.77%	0.76%	0.77%	0.78%
Net investment income after waiver/reimbursements	1.39%	1.25%	1.41%	1.31%	1.51%
Portfolio turnover rate	46%	27%	19%	8%	23%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.

See Notes to Financial Statements.
35 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	December 31, 2016 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “AMEI Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the AMEI Index. Developed by Alerian, the AMEI Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies. The AMEI Index is a composite of North American energy infrastructure companies. Each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.

Portfolio Overview

During the twelve-month period of January 1, 2016 to December 31, 2016, the ALPS Alerian Energy Infrastructure Portfolio’s Class I Shares delivered a net return of 41.39% (Class III delivered a net return of 40.80%). This compares to the Fund’s index, the Alerian Energy Infrastructure Index (“AMEI”), which gained 35.68% and 43.55% on a price and total return basis, respectively.

Top  contributors  during  the  period  include  Plains  GP  Holdings  (PAGP),  ONEOK  Inc.  (OKE),  Archrock  Inc.  (AROC),  and  Spectra  Energy  (SE). Underperformers included Shell Midstream Partners (SHLX), Phillips 66 Partners (PSXP), and MPLX LP (MPLX).

During the period, Antero Midstream Partners (AM) was added to the index during a quarterly rebalancing. In addition, Targa Resources Partners (NGLS) and Columbia Pipeline Group (CPGX) were removed during special rebalancings, due to their merger with Targa Resources Corp (TRGP) and TransCanada (TRP), respectively.

After falling 19% from January 1, 2016, the index hit a near-term low on January 20, 2016, roughly 16 trading days prior to when energy infrastructure MLPs hit their low on February 11, 2016, as measured by the Alerian MLP Infrastructure Index (AMZI). Since January through period end, the AMEI index recovered over 68%. There has been more stabilization in crude prices relative to a year ago, global oversupply issues have lessened, investor sentiment has improved, OPEC has agreed to production cuts, and the new political climate in the US and Canada looks to be more supportive for energy infrastructure companies.

Organic projects backed by long-term binding commitments continue to be announced. These projects vary by product handled, including crude oil, natural gas, NGLs, refined products, and propane. They also vary by asset type, including pipelines, processing plants, and fractionation plants. More notable projects include a $2.1 billion natural gas pipeline in Mexico, owned by TransCanada and IEnova, as well as Spectra Energy’s $1.5 billion natural gas pipeline running to the Mexican border where it will connect with TransCanada and IEnova’s pipeline.

The Interstate Natural Gas Association of America (INGAA) released an updated study during the period discussing midstream oil and gas infrastructure needs in the US and Canada, suggesting a median case of $522 billion of energy infrastructure build-out necessary between 2015-2035. As the energy markets continue to rebalance, and if the $522 billion of energy infrastructure build-out materializes over the next several decades, investors seeking access to real assets via energy infrastructure have the potential to experience capital appreciation.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect ALPS Advisors, Inc. (the “Adviser”), Alerian, nor the Portfolio’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Portfolio or any securities or any sectors mentioned in this letter. The subject matter contained in this letter had been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Adviser, Sub-Adviser, nor the Portfolio(s) accepts any liability for losses either direct or consequential caused by the use of this information. Diversification cannot guarantee gain or prevent losses.

*	Find the INGAA study at http://www.ingaa.org/Foundation/Foundation-Reports.aspx.

36 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2016

				Since Inception (5/01/13)	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/16
	Six Months[1]	1 Year	3 Year		Gross	Net[2]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	12.42%	41.39%	-0.32%	1.74%	0.99%	0.95%
ALPS | Alerian Energy Infrastructure Portfolio - Class III	12.19%	40.80%	-0.73%	1.30%	1.35%	1.30%
Alerian Energy Infrastructure Index[3]	13.15%	43.55%	0.92%	3.09%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2016. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2017.  This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The Alerian Energy Infrastructure Index is a composite of North American energy infrastructure companies. An investor cannot invest directly in an index.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor (the “Distributor”), Inc., a FINRA member. The Distributor is not affiliated with Alerian.

37 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

Top 10 Holdings(1)(2) (as of December 31, 2016)
Energy Transfer Equity LP	5.37%
Magellan Midstream Partners LP	5.25%
Pembina Pipeline Corp.	5.12%
ONEOK, Inc.	5.03%
Dominion Resources, Inc.	5.03%
Enterprise Products Partners LP	5.02%
The Williams Cos., Inc.	4.88%
TransCanada Corp.	4.83%
Spectra Energy Corp.	4.83%
Enbridge, Inc.	4.82%
Total	50.18%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2016.
Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of December 31, 2016)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

38 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Canadian Energy Infrastructure Companies - 24.98%
AltaGas, Ltd.	64,441	$1,627,044
Enbridge, Inc.	100,469	4,227,832
Gibson Energy, Inc.	56,101	793,056
Inter Pipeline, Ltd.	142,174	3,138,597
Keyera Corp.	72,568	2,186,796
Pembina Pipeline Corp.	143,820	4,494,609
TransCanada Corp.	94,089	4,242,467
Veresen, Inc.	124,885	1,219,411

Total Canadian Energy Infrastructure Companies (Cost $22,949,905)		21,929,812

U.S. Energy Infrastructure Companies - 24.49%
CenterPoint Energy, Inc.	140,425	3,460,072
Dominion Resources, Inc.	57,602	4,411,737
Kinder Morgan, Inc.	190,167	3,938,359
Macquarie Infrastructure Corp.	25,299	2,066,928
OGE Energy Corp.	64,725	2,165,051
Plains GP Holdings LP, Class A	38,751	1,343,885
SemGroup Corp., Class A	21,461	895,997
Targa Resources Corp.	57,364	3,216,399

Total U.S. Energy Infrastructure Companies (Cost $18,447,454)		21,498,428

U.S. Energy Infrastructure MLPs - 25.76%
Antero Midstream Partners LP	20,279	626,216
Buckeye Partners LP	41,556	2,749,345
Cheniere Energy Partners LP	13,418	386,707
Energy Transfer Equity LP	244,291	4,717,259
Enterprise Products Partners LP	162,811	4,402,410
EQT GP Holdings LP	7,801	196,663
Magellan Midstream Partners LP	60,964	4,610,707
MPLX LP	79,416	2,749,382
NuStar GP Holdings LLC	10,088	291,543
Phillips 66 Partners LP	12,764	620,841
Shell Midstream Partners LP	26,253	763,700
Western Gas Equity Partners LP	11,821	500,619

Total U.S. Energy Infrastructure MLPs (Cost $22,680,354)		22,615,392

	Shares	Value
U.S. General Partners - 24.86%
Archrock, Inc.	180,525	$2,382,930
EnLink Midstream LLC	124,629	2,374,182
ONEOK, Inc.	76,856	4,412,303
Spectra Energy Corp.	103,093	4,236,091
Tallgrass Energy GP LP	154,322	4,135,830
The Williams Cos., Inc.	137,514	4,282,186

Total U.S. General Partners (Cost $16,827,379)		21,823,522

	7-Day Yield	Shares	Value
Short-Term Investments - 0.18%
State Street Institutional Treasury Plus Money Market Fund	0.259%	162,371	$162,371

Total Short-Term Investments (Cost $162,371)			162,371

Total Investments -100.27% (Total cost $81,067,463)			88,029,525

Liabilities in Excess of Other Assets - (0.27)%			(235,879)

Net Assets - 100.00%			$87,793,646

See Notes to Financial Statements.

39 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of December 31, 2016

ASSETS:

Investments, at value	$88,029,525
Receivable for shares sold	48,434
Dividends receivable	91,704
Other assets	906
Total Assets	88,170,569

LIABILITIES:

Payable for investments purchased	228,253
Payable for shares redeemed	18,836
Payable to advisor	51,658
Payable for distribution and service fees	35,782
Payable for audit fees	21,863
Payable for trustees' fees	346
Accrued expenses and other liabilities	20,185
Total Liabilities	376,923
Net Assets	$87,793,646

NET ASSETS CONSIST OF:

Paid-in capital	$94,430,508
Accumulated net investment loss	(292,001)
Accumulated net realized loss	(13,307,478)
Net unrealized appreciation	6,962,617
Net Assets	$87,793,646

Investments, at Cost	$81,067,463

PRICING OF SHARES:

Class I:
Net Assets	$392,985
Shares of beneficial interest outstanding	40,033
Net assets value, offering and redemption price per share	$9.82

Class III:
Net Assets	$87,400,661
Shares of beneficial interest outstanding	8,921,917
Net assets value, offering and redemption price per share	$9.80

See Notes to Financial Statements.
40 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of (131,693))	$2,956,060
Total Investment Income	2,956,060

EXPENSES:
Investment advisor fee	491,635
12b-1 fees:
Class III	174,464
Shareholder servicing fees:
Class I	446
Class III	174,413
Custodian fees	26,278
Legal fees	8,352
Audit fees	19,495
Trustees' fees and expenses	12,487
Report to shareholder fees	21,927
Registration fees	862
Other expenses	16,304
Total expenses before waiver/reimbursements	946,663
Less fees waived/reimbursed by investment advisor
Class I	(223)
Class III	(35,025)
Total Net Expenses	911,415
Net Investment Income	2,044,645

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(11,541,157)
Foreign currency transactions	(37,014)
Net realized loss	(11,578,171)
Net change in unrealized appreciation on:
Investments	33,876,111
Translation of assets and liabilities denominated in foreign currencies	100
Net change in unrealized appreciation	33,876,211
Net Realized and Unrealized Gain on Investments	22,298,040
Net Increase in Net Assets Resulting from Operations	$24,342,685

See Notes to Financial Statements.

41 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$2,044,645	$2,046,732
Net realized loss	(11,578,171)	(5,178,685)
Net change in unrealized appreciation/(depreciation)	33,876,211	(27,408,073)
Net increase/(decrease) in net assets resulting from operations	24,342,685	(30,540,026)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(8,395)	(4,509)
Class III	(1,657,646)	(504,787)
From net realized gain
Class I	–	(8,515)
Class III	–	(1,338,306)
Total distributions	(1,666,041)	(1,856,117)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	245,703	386,236
Issued to shareholders in reinvestment of distributions	8,395	13,023
Cost of shares redeemed	(347,590)	(197,258)
Net increase/(decrease) from share transactions	(93,492)	202,001
Class III
Proceeds from sale of shares	29,048,165	25,364,360
Issued to shareholders in reinvestment of distributions	1,657,646	1,843,093
Cost of shares redeemed	(18,236,249)	(11,414,195)
Net increase from share transactions	12,469,562	15,793,258

Net increase/(decrease) in net assets	35,052,714	(16,400,884)

NET ASSETS:

Beginning of period	52,740,932	69,141,816
End of period*	$87,793,646	$52,740,932

*Includes accumulated net investment income/(loss) of:	$(292,001)	$603,827

See Notes to Financial Statements.
42 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	33,543	36,015
Reinvested	877	2,001
Redeemed	(40,907)	(22,132)
Net increase/(decrease) in shares outstanding	(6,487)	15,884
Class III
Sold	3,491,127	2,499,586
Reinvested	173,576	283,117
Redeemed	(2,127,385)	(1,179,338)
Net increase in shares outstanding	1,537,318	1,603,365

See Notes to Financial Statements.
43 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$7.10	$11.91	$10.76	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.28	0.34	0.32	0.18
Net realized and unrealized gain/(loss) on investments	2.65	(4.86)	1.00	0.58
Total income/(loss) from investment operations	2.93	(4.52)	1.32	0.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.21)	(0.10)	(0.10)	–
From net realized gain	–	(0.19)	(0.07)	–
Total distributions	(0.21)	(0.29)	(0.17)	–
Net increase/(decrease) in net asset value	2.72	(4.81)	1.15	0.76
Net asset value - end of period	$9.82	$7.10	$11.91	$10.76

Total Return*	41.39%	(37.71)%	12.44%	7.60	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$393	$330	$365	$151
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.95%	0.94%	0.95%	3.11	%(3)
Net expenses after waiver/reimbursements	0.90%	0.90%	0.80%	0.80	%(3)
Net investment income after waiver/ reimbursements	3.32%	3.37%	2.73%	2.67	%(3)
Portfolio turnover rate	50%	59%	33%	26	%(2)
*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

44 | December 31, 2016

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$7.10	$11.90	$10.72	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.25	0.31	0.27	0.14
Net realized and unrealized gain/(loss) on investments	2.64	(4.85)	1.00	0.58
Total income/(loss) from investment operations	2.89	(4.54)	1.27	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.19)	(0.07)	(0.01)	–
From net realized gain	–	(0.19)	(0.08)	–
Total distributions	(0.19)	(0.26)	(0.09)	–
Net increase/(decrease) in net asset value	2.70	(4.80)	1.18	0.72
Net asset value - end of period	$9.80	$7.10	$11.90	$10.72

Total Return*	40.80%	(37.92)%	11.91%	7.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$87,401	$52,411	$68,777	$19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.35%	1.27%	1.40%	2.22	%(3)
Net expenses after waiver/reimbursements	1.30%	1.23%	1.28%	1.30	%(3)
Net investment income after waiver/ reimbursements	2.91%	3.07%	2.24%	2.16	%(3)
Portfolio turnover rate	50%	59%	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

45 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview	December 31, 2016 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Listed Private Equity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non‐U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio  does  not  invest  directly  in  private  companies,  it  is  managed  with  a  similar  approach:  identifying  and  investing  in  long‐term,  high‐quality Listed Private Equity Companies.

Overview

During the past year, we witnessed a number of unprecedented political and economic events – among the more notable included the UK Brexit vote and a contentious US presidential election – and many were happy to close the books on 2016.

From an investment perspective, in 2016 we saw the continued trend of passive strategies attracting more assets, investment fee levels declining, and traditional active fund managers experiencing negative asset growth, according to Morningstar.

Perhaps the biggest change from this past year was the hedge fund landscape.  Facing high fee structures and mediocre returns, investors fled hedge funds at record rates while fund closures were tracking to be the most since 2008, according to Bloomberg.

One of the winners in the changing investment landscape appears to be private equity.

According to Preqin, a private markets data provider, global private equity assets under management have grown at about 13% per year for the past decade with total assets of about $4.2 trillion, as of January 2016.  Meanwhile, global public equities have grown just 4.7% per year during the past decade, while the number of public company listings in the US are about 3,700 ‐ or roughly one‐half their peak in 1995, according to Blomberg.

We believe that the combination of slower global equity growth and a shrinking pool of public companies have created an environment for robust growth of private equity over the next decade or more – along with increased opportunities for investors to access this unique asset class.

We saw private equity deal flow, assets raised and closed transactions reach record highs in 2016, while valuations have approached levels of where assets are fully/fairly priced, according to Bloomberg.

Under these conditions, we believe that we are likely to see one or more of the following:

•	More buyouts by public companies to drive EPS
•	More global buyouts to increase scale and scope of companies seeking strategic geographies and products
•	More new managers and first time funds, resulting in growth of assets under management and more choices for investors
•	More investments in operators with proven track record of performance
•	More demand from institutions for investments with higher returns to meet their actuarial hurdle
•	A regulatory environment that may favor more “go private” transactions

We continue to genuinely enjoy the research process and getting to know the details of our portfolio companies, their many private businesses, and the markets they serve.  We are pleased with quality of assets in our portfolio companies which contribute to very low turnover of the fund.

We  believe  that  private  equity  is  the  most  durable,  long‐term  oriented  investment  model  and  the  fund  is  well  positioned  to  reward  patient investors.

Our investment team has now been intact for over nine years, without departure.

46 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

Portfolio Review

For the twelve months ended December 31, 2016, the Portfolio’s Class III shares returned 7.97%, compared with 7.51% and 11.19% for the MSCI World Index and the Red Rocks Global Listed Private Equity Index, respectively.

During the period, we added Brait SE, Brookfield Business Partners LP, Fifth Street Finance Corp, FNFV Group, Fortress Transportation and Infrastructure Investors LLC, IAC/Interactive Corp, Indus Holding AG, Liberty Media Corp, Liberty SiriusXM Group, Liberty Ventures, and Partners Group Holding AG.

We exited Altamir, Ares Management LP, Clairvest Group Inc, Deutsche Beteiligungs AG, Graphite Enterprise Trust PLC, GSV Capital Corp, IP Group PLC, Melrose Industries PLC, Nmas1 Dinamia SA, Oakley Capital Investments Limited, Oaktree Capital Group LLC, Sofina SA, and SVG Capital PLC.

At the end of the year the Portfolio held 55 names representing some of the top performing private equity funds/firms around the globe.

Net contributors to performance for the year included:

•	3i Group PLC
•	Schouw & Co
•	Brookfield Infrastructure Partners LP

Net detractors to performance for the year included:

•	IP Group PLC
•	Eurazeo
•	Mutares AG

Outlook

As long as 1) we don’t incur a Black Swan event (a random and unexpected event that deviates beyond what is normally expected of a situation and is extremely difficult to predict) and, 2) interest rates remain historically low, and 3) the pace of market transactions continues at the current rate, we expect to see a bright 2017.

Valuations are at or slightly above their historic averages so good acquisition deals for private equity managers are a challenge in most industries and geographies.  For mature companies, which are traditional buyers of private equity assets, organic growth is more difficult in low inflation environment, so we expect to see a robust year of acquisitions in the private equity space in 2017.

Our portfolio strategy is suited to global markets and economic cycles.  We focus on building a more durable portfolio (although not necessarily less volatile) by emphasizing three key considerations:

•	The maturity and valuations of portfolio companies, and whether they can be sold in both up or down markets.
•	Debt levels, robustness of cash flows, and ability to service debt in a severe economic decline.
•	Proven Management teams that have successfully managed through challenging economic cycles, such as the period of 2008 through 2012.
47 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2016

			Since Inception (10/24/14)	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/16
	Six Months[1]	1 Year		Gross	Net[2]
ALPS | Red Rocks Listed Private Equity Portfolio ‐ Class I	10.22%	8.30%	5.44%	6.52%	1.62%
ALPS | Red Rocks Listed Private Equity Portfolio ‐ Class III	9.89%	7.97%	5.13%	6.43%	1.97%
Red Rocks Global Listed Private Equity Index[3]	14.21%	11.19%	7.62%
MSCI World Total Return Index[4]	6.81%	7.51%	4.26%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2016. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.

[4]
MSCI World Total Return Index – Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region. An investor cannot invest directly in an index.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings.  A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance  of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of  an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), a FINRA member, is the distributor for the ALPS | Red Rocks Listed Private Equity Portfolio. The Distributor is affiliated with Red Rocks Capital.

48 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

Top 10 Holdings(1)(2) (as of December 31, 2016)

AURELIUS Equity Opportunities SE & Co. KGaA	4.28%
3i Group PLC	3.77%
Onex Corp.	3.25%
Brookfield Asset Management, Inc., Class A	3.19%
Blackstone Group LP	3.16%
Schouw & Co. AB	2.94%
Ackermans & van Haaren N.V.	2.76%
Ares Capital Corp.	2.58%
Princess Private Equity Holding, Ltd.	2.34%
Investor AB, B Shares	2.31%
Total	30.58%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2016.
Country Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (October 24, 2014). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of December 31, 2016)

ALPS | Red Rocks Listed Private Equity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

49 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Closed‐End Funds ‐ 13.07%
Financials ‐ 13.07%
3i Infrastructure PLC	72,471	$166,837
Apax Global Alpha, Ltd.(1)(2)	115,883	199,761
Electra Private Equity PLC	3,931	231,425
HBM Healthcare Investments AG, Class A	2,360	229,441
HgCapital Trust PLC	13,398	254,446
NB Private Equity Partners, Ltd.	17,936	216,039
Riverstone Energy, Ltd.(3)	12,174	201,644

Total Financials		1,499,593

Total Closed‐End Funds (Cost $1,412,644)		1,499,593

Common Stocks ‐ 83.37%
Communications ‐ 5.24%
IAC/InterActiveCorp(3)	3,686	238,816
Liberty Media Group, Class A(3)	4,500	141,075
Liberty SiriusXM Group, Class A(3)	3,302	113,985
Liberty Ventures, Class A(3)	2,920	107,660

Total Communications		601,536

Diversified ‐ 12.66%
Ackermans & van Haaren N.V.	2,274	316,211
Brookfield Business Partners LP	5,881	141,497
Leucadia National Corp.	7,033	163,517
Remgro, Ltd.	7,107	115,425
Schouw & Co. AB	4,527	337,162
Wendel SA	1,988	239,401
Wesfarmers, Ltd.	4,573	139,066

Total Diversified		1,452,279

Financials ‐ 54.01%
3i Group PLC	49,856	432,556
Aker ASA, Class A	3,880	145,129
Alleghany Corp.(3)	408	248,113
Apollo Global Management LLC LP, Class A	5,731	110,952
Ares Capital Corp.	17,945	295,914
AURELIUS Equity Opportunities SE & Co. KGaA	8,394	491,454
Blackstone Group LP	13,418	362,689
Brait SE(3)	23,038	146,880
Brederode SA	5,311	233,465
Carlyle Group LP	15,785	240,721
Compass Diversified Holdings LP	8,118	145,312
Eurazeo SA	2,895	169,376
Fifth Street Finance Corp.	26,164	140,501
Fifth Street Senior Floating Rate Corp.	16,144	140,614
FNFV Group(3)	12,972	177,716
	Shares	Value
Financials (continued)
Grand Parade Investments, Ltd.	455,918	$116,189
HAL Trust	970	183,680
Hosken Consolidated Investments, Ltd.	12,327	121,710
Intermediate Capital Group PLC	22,870	197,295
Investment AB Kinnevik, B Shares	5,598	134,134
Investor AB, B Shares	7,103	265,468
KKR & Co. LP	14,748	226,972
mutares AG	9,946	119,406
Onex Corp.	5,487	373,442
Partners Group Holding AG	243	113,888
Princess Private Equity Holding, Ltd.	29,540	268,197
Ratos AB, B Shares	37,119	175,764
Solar Capital, Ltd.	7,758	161,522
THL Credit, Inc.	11,484	114,955
Transaction Capital, Ltd.	136,534	143,754

Total Financials		6,197,768

Industrials ‐6.54%
Danaher Corp.	2,140	166,578
Fortress Transportation & Infrastructure Investors LLC	8,402	111,747
Gesco AG	4,857	114,985
Indus Holding AG	2,957	160,739
Macquarie Infrastructure Corp.	2,412	197,060

Total Industrials		751,109

Utilities ‐4.92%
Brookfield Asset Management, Inc., Class A	11,080	365,751
Brookfield Infrastructure Partners LP, Class A	5,949	199,113

Total Utilities		564,864

Total Common Stocks (Cost $9,171,463)		9,567,556

See Notes to Financial Statements.
50 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments (continued)	As of December 31, 2016

	7-Day Yield	Shares	Value
Short Term Security ‐ 3.77%
State Street Institutional Treasury Plus Money Market Fund	0.389%	433,140	$433,140

Total Short Term Security (Cost $433,140)			433,140

Total Investments ‐ 100.21% (Total cost $11,017,247)			11,500,289

Liabilities in Excess of Other Assets ‐ (0.21)%			(23,672)

Net Assets ‐ 100.00%			$11,476,617

(1)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.  Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid  under the guidelines approved by the Fund's Board of Trustees.  At period end, the aggregate market value of those securities were $199,761, representing 1.74% of net assets.

(2)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers.  At period end, the aggregate market value of those securities was $199,761, representing 1.74% of net assets.

(3)	Non-income producing security.

See Notes to Financial Statements.
51 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Assets and Liabilities	As of December 31, 2016

ASSETS:

Investments, at value	$11,500,289
Receivable for shares sold	1,332
Dividends receivable	25,726
Other assets	145
Total Assets	11,527,492

LIABILITIES:

Payable for shares redeemed	2,905
Payable to advisor	11,919
Payable for distribution and service fees	5,202
Payable for audit fees	20,810
Payable for trustees' fees	47
Accrued expenses and other liabilities	9,992
Total Liabilities	50,875
Net Assets	$11,476,617

NET ASSETS CONSIST OF:

Paid‐in capital	$10,999,784
Accumulated net investment income	259,658
Accumulated net realized loss	(265,212)
Net unrealized appreciation	482,387
Net Assets	$11,476,617

Investments, at Cost	$11,017,247

PRICING OF SHARES:

Class I:
Net Assets	$65,413
Shares of beneficial interest outstanding	6,173
Net assets value, offering and redemption price per share	$10.60

Class III:
Net Assets	$11,411,204
Shares of beneficial interest outstanding	1,031,932
Net assets value, offering and redemption price per share	$11.06

See Notes to Financial Statements.
52 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Operations	For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of (17,695))	$387,770
Total Investment Income	387,770

EXPENSES:
Investment advisor fee	78,552
12b‐1 fees:
Class III	21,478
Shareholder servicing fees:
Class I	188
Class III	21,478
Custodian fees	10,874
Legal fees	1,419
Audit fees	16,271
Trustees' fees and expenses	1,549
Report to shareholder fees	6,553
Registration fees	341
Other expenses	19,029
Total expenses before waiver/reimbursements	177,732
Less fees waived/reimbursed by investment advisor
Class I	(1,411)
Class III	(50,140)
Total Net Expenses	126,181
Net Investment Income	261,589

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(237,649)
Foreign currency transactions	(1,802)
Long‐term capital gain distributions from other investment companies	18,285
Net realized loss	(221,166)
Net change in unrealized appreciation/(depreciation) on:
Investments	775,202
Translation of assets and liabilities denominated in foreign currencies	(1,540)
Net change in unrealized appreciation/(depreciation)	773,662
Net Realized and Unrealized Gain on Investments	552,496
Net Increase in Net Assets Resulting from Operations	$814,085

See Notes to Financial Statements.
53 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$261,589	$30,864
Net realized gain/(loss)	(239,451)	9,733
Long‐term capital gain distributions from other investment companies	18,285	3
Net change in unrealized appreciation/(depreciation)	773,662	(298,823)
Net increase/(decrease) in net assets resulting from operations	814,085	(258,223)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(3,428)	(1,059)
Class III	(79,825)	(3,838)
From net realized gain
Class I	(19)	(171)
Class III	(3,223)	(2,803)
Total distributions	(86,495)	(7,871)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	438,425	463,987
Issued to shareholders in reinvestment of distributions	3,447	1,230
Cost of shares redeemed	(797,708)	(27,597)
Net increase/(decrease) from share transactions	(355,836)	437,620
Class III
Proceeds from sale of shares	5,843,640	6,747,133
Issued to shareholders in reinvestment of distributions	83,048	6,641
Cost of shares redeemed	(1,418,379)	(590,505)
Net increase from share transactions	4,508,309	6,163,269

Net increase in net assets	4,880,063	6,334,795

NET ASSETS:

Beginning of year	6,596,554	261,759
End of year*	$11,476,617	$6,596,554

* Includes accumulated net investment income of:	$259,658	$31,000

See Notes to Financial Statements.
54 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
OTHER INFORMATION ‐ SHARES:

Class I
Sold	44,779	43,979
Reinvested	322	123
Redeemed	(82,909)	(2,621)
Net increase/(decrease) in shares outstanding	(37,808)	41,481
Class III
Sold	562,644	628,039
Reinvested	7,442	663
Redeemed	(133,563)	(55,793)
Net increase in shares outstanding	436,523	572,909

See Notes to Financial Statements.

55 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).
	Class I
	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.33		$10.48		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.78		0.18		0.02
Net realized and unrealized gain/(loss) on investments	0.08		(0.29)		0.46
Total income/(loss) from investment operations	0.86		(0.11)		0.48

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.59)		(0.04)		–
From net realized gain	(0.00	)(2)	(0.00	)(2)	–
Total distributions	(0.59)		(0.04)		–
Net increase/(decrease) in net asset value	0.27		(0.15)		0.48
Net asset value ‐ end of period	$10.60		$10.33		$10.48

Total Return*	8.30%		(1.08)%		4.80	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$65		$454		$26
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.12%		5.98%		43.45	%(4)
Net expenses after waiver/reimbursements	1.09%		1.08%		0.95	%(4)
Net investment income after waiver/reimbursements	7.81%		1.76%		0.82	%(4)
Portfolio turnover rate	31%		12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
56 | December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.32		$10.47		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.31		0.15		0.01
Net realized and unrealized gain/(loss) on investments	0.51		(0.29)		0.46
Total income/(loss) from investment operations	0.82		(0.14)		0.47

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.08)		(0.01)		–
From net realized gain	(0.00	)(2)	(0.00	)(2)	–
Total distributions	(0.08)		(0.01)		–
Net increase/(decrease) in net asset value	0.74		(0.15)		0.47
Net asset value ‐ end of period	$11.06		$10.32		$10.47

Total Return*	7.97%		(1.32)%		4.70	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$11,411		$6,142		$236
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.03%		5.91%		43.95	%(4)
Net expenses after waiver/reimbursements	1.45%		1.44%		1.45	%(4)
Net investment income after waiver/ reimbursements	2.92%		1.46%		0.32	%(4)
Portfolio turnover rate	31%		12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
57 | December 31, 2016

ALPS | Stadion Tactical Defensive Portfolio

Performance Overview	December 31, 2016 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Defensive Portfolio (the “Portfolio” or the “Fund”) is to seek capital appreciation.

The Portfolio is actively managed, investing primarily in exchange traded funds (“ETFs”). The investment approach of the Defensive Portfolio is to participate in expanding cyclical markets while becoming defensive as conditions deteriorate.

Equity Market Condition Overview

2016 was a solid year for U.S. equities with the S&P 500 Index returning 11.96% and reaching all-time highs. The strong performance came despite notable events that made it a memorable year.

The year began on a weak note following the first interest rate increase from the Federal Reserve (“Fed”) in almost a decade and collapsing commodity prices rippling around the globe from China to the domestic high yield markets. The weakness carried into the first quarter as equity markets endured their worst start ever shedding 10% by mid-February. Oil prices soon stabilized on rumors of a cutback in oil production from OPEC countries. At the same time the European Central Bank announced another stimulus package to boost lending. Sentiment changed quickly, as it often does, and the market began trekking higher toward the now famous BREXIT vote in June and the U.S. presidential election in November. Equity prices began to trend lower in June on fear of further rate increases from the Fed and uncertainty surrounding the BREXIT vote. Voters delivered a shock to world financial markets (and British odds makers) by voting 52% to 48% in favor of leaving the European Union (“EU”). Before the vote, projections favoring the U.K. to remain ranged from 60/40 to 80/20, leaving quite a lot of predictors on the wrong side of the outcome. Over this period U.S. equites shed 6%. Investor psychology began to swing from pessimism to optimism as doubts arose about the U.K. actually exiting the EU and on hopes that global central banks would keep monetary policies loose and provide additional liquidity to stabilize markets.

After the initial upward reversal from BREXIT markets drifted sideways heading into the November U.S. presidential elections. The prognosticators got it wrong again with Donald Trump’s surprising win. Investors quickly assumed with Trump’s win and the Republicans maintaining control of Congress that Trump would be successful in implementing significant changes in tax and regulatory policies and increases in infrastructure. In an environment moving from monetary stimulus to fiscal stimulus, equities added approximately 7% with Dow Jones Industrial Average and the Russell 2000 setting new all-time highs closing out 2016.

ALPS Stadion Tactical Defensive Portfolio

The ALPS Stadion Tactical Defensive Portfolio uses a weight of the evidence model combining two trend following elements designed to determine risk levels in the market. One element focuses on longer term cyclical trends (the core) and the other seeks to balance preservation and return among shorter to intermediate trends (the satellite).

2016 was a good year for the ALPS Stadion Tactical Defensive Portfolio as its Class III shares finished up 10.81%. During this same time period the S&P 500 Index gained 11.96%. The fund entered the year with both portfolios fully defensive, holding cash equivalents, avoiding most of the carnage in the equity markets experienced in February-March. The primary culprits of the market weakness were collapsing energy prices and fear of weakness in the Chinese economy.

By having the ability to move cash equivalents in weak to downward trending markets paid off in the first quarter. The Defensive Fund’s Class III Portfolio 2.91% versus the S&P 500 adding 1.35%. During this period the Morningstar Tactical Asset Allocation category was up 1.11%.

The second quarter was more of a struggle as volatility rose surrounding BREXIT. The February rally carried through to late June on hopes of sustained global central intervention and stabilizing commodity prices. The satellite portion of the fund became quickly invested in broad market diversified ETFs with a tilt to smaller cap and technology. The core, which focuses on longer term trends and reacts slower, became fully invested by mid-May. With BREXIT looming and the Fed warning of higher rates U.S equity prices suffered declines approaching 5% resulting in deterioration of short term trends moving the satellite portion of the portfolio to cash. By the actual vote the fund was 50% invested in broad market ETFs and cash equivalents. Markets rapidly surmised that BREXIT would take years to fully implement and the market quickly recovered the losses and began the march higher into the final memorable event for 2016. During the quarter the fund’s defensive holdings and a slight tilt to smaller cap ETFs presented a drag on performance relative to the broad market and the fund’s benchmark. For the quarter the fund returned -1.72%, the S&P 500 Index returned 2.46% and the Morningstar Tactical Asset Allocation category returned 2.33%

As global markets found their footing the satellite was back to fully invested by July 7. The Stadion proprietary research process had the fund fully invested in broad market ETFs with an overweight to small cap and technology which benefited performance through the 3rd quarter. For the quarter the fund returned 5.45%, the S&P 500 Index returned 3.85% and the Morningstar Tactical Asset Allocation category returned 2.20% Volatility and general market unrest began creeping into the market as the U.S. Presidential election approached moving the satellite to cash equivalents. Confounding the experts, Donald Trump was declared the winner sending the markets in an overnight-post election drop of over 5%. Fickle as the markets are, the emotions and narrative changed and focused on potential benefits to economic growth from a Trump presidency. The promise of tax cuts increases in infrastructure spending and less regulation sent the market to new all-time highs. For the quarter the fund did well relative to its benchmark despite taking defensive positions near the election. For the quarter the fund returned 3.90% the S&P 500 Index returned 3.82% and the Morningstar Tactical Asset Allocation category returned 0.35%.

58 | December 31, 2016

ALPS | Stadion Tactical Defensive Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

Overall we are quite pleased with the performance of the fund in 2016. The fund which maintains a defensive posture posted solid gains while seeking to protect client assets in periods of volatility.

Now is the time of year investors will be bombarded with forecasts and predictions for 2017. History has shown us - and the initiated know it - that while opinions are often wrong, the markets are always right. At Stadion we will continue to follow our disciplined investment processes without attempting to make forecast or predictions.

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2016

			Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/16
	Six Months[1]	1 Year	(4/30/14)	Gross	Net[2]
ALPS | Stadion Tactical Defensive Portfolio -Class I	10.03%	11.44%	2.78%	2.27%	1.20%
ALPS | Stadion Tactical Defensive Portfolio - Class III	9.56%	10.81%	2.45%	2.41%	1.55%
80% S&P 500® Index / 20% Barclays U.S. Aggregate Bond Index[3]	5.71%	10.15%	7.74%
S&P 500® Total Return Index	7.82%	11.96%	8.98%
Bloomberg Barclays U.S. Aggregate Bond Index	-2.53%	2.65%	2.38%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2016. The Adviser and Stadion Money Management, LLC (the "Sub-Adviser) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer. An investor may not invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), a FINRA member, is the distributor for the ALPS | Stadion Tactical Defensive Portfolio. The Distributor is not affiliated with the Sub-Adviser.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.
59 | December 31, 2016

ALPS | Stadion Tactical Defensive Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

Holdings(1)(2) (as of December 31, 2016)

SPDR® S&P 500® ETF Trust	24.79%
Russell 2000® ETF	19.93%
SPDR® Dow Jones Industrial Average ETF Trust	12.51%
Technology Select Sector SPDR® Fund	12.42%
iShares® Currency Hedged MSCI EAFE ETF	10.02%
Guggenheim S&P 500® Pure Value ETF	7.35%
SPDR® S&P MidCap 400® ETF Trust	4.98%
iShares® Core S&P Mid-Cap® ETF	4.95%
Total	96.95%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2016.

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (April 30, 2014). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of December 31, 2016)

ALPS | Stadion Tactical Defensive Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.
60 | December 31, 2016

ALPS | Stadion Tactical Growth Portfolio

Performance Overview	December 31, 2016 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Growth Portfolio (the “Portfolio” or the “Fund”) is to seek long-term capital appreciation.

The Portfolio is an allocation strategy utilizing a proprietary Sharpe ratio analysis to maintain or reduce equity exposure. Broad market exchange traded funds (“ETFs”) and sector ETFs are over/under weighted based on potential return per unit of risk taken.

Equity Market Condition Overview

2016 was a solid year for U.S. equities with the S&P 500 Index returning 11.96% and reaching all-time highs. The strong performance came despite notable events that made it a memorable year.

The year began on a weak note following the first interest rate increase from the Federal Reserve (“Fed”) in almost a decade and collapsing commodity prices rippling around the globe from China to the domestic high yield markets. The weakness carried into the first quarter as equity markets endured their worst start ever shedding 10% by mid-February. Oil prices soon stabilized on rumors of a cutback in oil production from OPEC countries. At the same time the European Central Bank announced another stimulus package to boost lending. Sentiment changed quickly, as it often does, and the market began trekking higher toward the now famous BREXIT vote in June and the U.S. presidential election in November. Equity prices began to trend lower in June on fear of further rate increases from the Fed and uncertainty surrounding the BREXIT vote. Voters delivered a shock to world financial markets (and British odds makers) by voting 52% to 48% in favor of leaving the European Union (“EU”). Before the vote, projections favoring the U.K. to remain ranged from 60/40 to 80/20, leaving quite a lot of predictors on the wrong side of the outcome. Over this period U.S. equites shed 6%. Investor psychology began to swing from pessimism to optimism as doubts arose about the U.K. actually exiting the EU and on hopes that global central banks would keep monetary policies loose and provide additional liquidity to stabilize markets.

After the initial upward reversal from BREXIT markets drifted sideways heading into the November U.S. presidential elections. The prognosticators got it wrong again with Donald Trump’s surprising win. Investors quickly assumed with Trump’s win and the Republicans maintaining control of Congress that Trump would be successful in implementing significant changes in tax and regulatory policies and increases in infrastructure. In an environment moving from monetary stimulus to fiscal stimulus, equities added approximately 7% with Dow Jones Industrial Average and the Russell 2000 setting new all-time highs closing out 2016.

ALPS Stadion Tactical Growth Portfolio

The ALPS Stadion Tactical Growth Portfolio follows a rules based, disciplined, proprietary model. The model quantitatively ranks all actively traded ETFs that have first passed a fundamental review, ranking them on risk-adjusted return. The holdings of the fund are adjusted ongoing to favor the purchase and holding of ETFs presenting strength within the model. ETFs perceived as weak by the model are sold or not considered for purchase. The goal of the fund’s investment process is to produce above market returns while assuming below market risk over a market cycle. What differentiates the fund from Stadion's trend following strategies is that instead of allocating to cash, the fund will attempt to allocate among a mix of defensive and non-correlated assets during turbulent times.

During the period of January 1, 2016 to December 31, 2016, the fund’s Class III shares gained 9.22%. During this same time period the S&P 500 Index gained 11.96% and the Morningstar Moderately Aggressive Target Risk Index was up 10.21%. Our defensive posture in the first quarter was the main cause of the deficit versus the S&P 500 Index. The fund’s security selection and ranking process allocated the portion of the portfolio dedicated to U.S. equities toward sectors such as small-cap and financials, both strong performers throughout the year. The non-US Equity portion of the fund likewise allocates to ETFs showing ranking strength but with a low correlation to U.S. equities. The purpose of the diversified allocations is to help achieve the fund’s goal of demonstrating below-market risk over time. Two of the stronger diversified holdings were ETFs that invest in gold mining shares and appreciate when US Government bonds’ yields rise. We are content to have achieved our diversification, risk reduction, and return goals.
61 | December 31, 2016

ALPS | Stadion Tactical Growth Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2016

				Annualized Expense Ratios as Disclosed in Current Prospectus
			Since Inception	dated 4/30/16
	Six Months[1]	1 Year	(4/30/15)	Gross	Net[2]
ALPS | Stadion Tactical Growth Portfolio - Class I	9.21%	9.67%	2.68%	7.40%	1.19%
ALPS | Stadion Tactical Growth Portfolio - Class III	8.88%	9.22%	2.30%	6.54%	1.54%
S&P 500® Total Return Index[3]	7.82%	11.96%	6.66%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2016. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. An investor may not invest directly in an index.

Sharpe Ratio: The Sharpe ratio is the average return earned in excess of the risk-free rate per unit of volatility or total risk.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), a FINRA member, is the distributor for the ALPS | Stadion Tactical Growth Portfolio. The Distributor is not affiliated with the Sub-Adviser.

Investment in the Portfolio is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover, and small capitalization companies risk. Since the Portfolio is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.
62 | December 31, 2016

ALPS | Stadion Tactical Growth Portfolio

Performance Overview (continued)	December 31, 2016 (Unaudited)

Holdings(1)(2) (as of December 31, 2016)

SPDR® S&P 500® ETF Trust	20.06%
Vanguard® Growth ETF	15.06%
PIMCO Enhanced Short Maturity Active ETF	10.07%
ProShares® Short 20+ Year Treasury	10.05%
Russell 2000® ETF	10.04%
Core S&P® Small-Cap ETF	10.04%
SPDR® S&P® Bank ETF	6.03%
PowerShares QQQ Trust Series 1	5.02%
iShares® Russell 2000® Value ETF	5.01%
SPDR® S&P® Oil & Gas Exploration & Production ETF	4.98%
Total	96.36%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2016.

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2015). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of December 31, 2016)

ALPS | Stadion Tactical Growth Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graphs and tables within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.
63 | December 31, 2016

ALPS | Stadion Tactical Defensive Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Exchange Traded Funds ‐ 96.95%
iShares ‐ 34.90%
Core S&P Mid‐Cap® ETF	1,380	$228,169
Currency Hedged MSCI EAFE ETF	17,680	461,801
Russell 2000® ETF	6,810	918,329

Total iShares		1,608,299

Other ‐ 62.05%
Guggenheim S&P 500® Pure Value ETF	5,880	338,629
SPDR® Dow Jones Industrial Average ETF Trust	2,920	576,729
SPDR® S&P 500® ETF Trust	5,110	1,142,238
SPDR® S&P MidCap 400® ETF Trust	760	229,315
Technology Select Sector SPDR® Fund	11,840	572,583

Total Other		2,859,494

Total Exchange Traded Funds (Cost $4,209,086)		4,467,793

Total Investments ‐ 96.95% (Total cost $4,209,086)		4,467,793

Other Assets in Excess of Liabilities ‐ 3.05%		140,779

Net Assets ‐ 100.00%		$4,608,572

See Notes to Financial Statements.
64 | December 31, 2016

ALPS | Stadion Tactical Growth Portfolio

Schedule of Investments	As of December 31, 2016

	Shares	Value
Exchange Traded Funds ‐ 96.36%
iShares ‐ 25.09%
Core S&P Small‐Cap ETF	3,150	$433,188
Russell 2000® ETF	3,215	433,543
Russell 2000® Value ETF	1,820	216,471

Total iShares		1,083,202

Other ‐ 71.27%
PIMCO Enhanced Short Maturity Active ETF	4,290	434,706
PowerShares QQQ Trust Series 1	1,828	216,581
ProShares® Short 20+ Year Treasury(1)	18,160	433,842
SPDR® S&P 500® ETF Trust	3,873	865,732
SPDR® S&P Bank ETF	5,990	260,385
SPDR® S&P Oil & Gas Exploration & Production ETF	5,190	214,970
Vanguard® Growth ETF	5,833	650,263

Total Other		3,076,479

Total Exchange Traded Funds (Cost $3,826,535)		4,159,681

Total Investments ‐ 96.36% (Total cost $3,826,535)		4,159,681

Other Assets in Excess of Liabilities ‐ 3.64%		157,325

Net Assets ‐ 100.00%		$4,317,006

(1)	Non-income producing security.

See Notes to Financial Statements.
65 | December 31, 2016

ALPS | Stadion Tactical Series

Statements of Assets and Liabilities	As of December 31, 2016

	ALPS | Stadion Tactical Defensive Portfolio	ALPS | Stadion Tactical Growth Portfolio
ASSETS:

Investments, at value	$4,467,793	$4,159,681
Cash	154,792	242,918
Dividends receivable	13,461	5,391
Other assets	76	73
Total Assets	4,636,122	4,408,063

LIABILITIES:

Payable for investments purchased	–	67,793
Payable for shares redeemed	262	271
Payable to advisor	5,794	2,345
Payable for distribution and service fees	1,948	2,189
Payable for audit fees	14,901	14,901
Payable for trustees' fees	19	18
Accrued expenses and other liabilities	4,626	3,540
Total Liabilities	27,550	91,057
Net Assets	$4,608,572	$4,317,006

NET ASSETS CONSIST OF:

Paid‐in capital	$4,484,567	$4,029,721
Accumulated net investment income	13,164	14,515
Accumulated net realized loss	(147,866)	(60,376)
Net unrealized appreciation	258,707	333,146
Net Assets	$4,608,572	$4,317,006

Investments, at Cost	$4,209,086	$3,826,535

PRICING OF SHARES:

Class I:
Net Assets	$55,424	$26,142
Shares of beneficial interest outstanding	5,321	2,590
Net assets value, offering and redemption price per share	$10.42	$10.09

Class III:
Net Assets	$4,553,148	$4,290,864
Shares of beneficial interest outstanding	426,951	414,020
Net assets value, offering and redemption price per share	$10.66	$10.36

See Notes to Financial Statements.
66 | December 31, 2016

ALPS | Stadion Tactical Series

Statements of Operations	For the Year Ended December 31, 2016

	ALPS | Stadion Tactical Defensive Portfolio	ALPS | Stadion Tactical Growth Portfolio
INVESTMENT INCOME:
Dividends	$74,907	$50,019
Total Investment Income	74,907	50,019

EXPENSES:
Investment advisor fee	35,859	21,742
12b‐1 fees:
Class III	11,920	7,187
Shareholder servicing fees
Class I	–	12
Class III	11,617	6,841
Custodian fees	511	1,896
Legal fees	3,779	1,643
Audit fees	12,900	12,900
Offering costs	–	3,629
Trustees' fees and expenses	909	487
Report to shareholder fees	45	1,469
Registration fees	235	92
Other expenses	9,301	8,861
Total expenses before waiver/reimbursements	87,076	66,759
Less fees waived/reimbursed by investment advisor
Class I	(23)	(283)
Class III	(25,310)	(29,212)
Total Net Expenses	61,743	37,264
Net Investment Income	13,164	12,755

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(losses) on investments	176,346	(25,397)
Long‐term capital gain distributions from other investment companies	1,455	–
Net change in unrealized appreciation on investments	282,310	348,501
Net Realized and Unrealized Gain on Investments	460,111	323,104
Net Increase in Net Assets Resulting from Operations	$473,275	$335,859

See Notes to Financial Statements.
67 | December 31, 2016

ALPS | Stadion Tactical Defensive Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income/(loss)	$13,164	$(7,180)
Net realized gain/(loss)	176,346	(321,725)
Long‐term capital gain distributions from other investment companies	1,455	–
Net change in unrealized appreciation/(depreciation)	282,310	(57,022)
Net increase/(decrease) in net assets resulting from operations	473,275	(385,927)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(262)
Class III	–	(4,246)
Total distributions	–	(4,508)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	45,032	125,636
Issued to shareholders in reinvestment of distributions	–	262
Cost of shares redeemed	(43)	(213,851)
Net increase/(decrease) from share transactions	44,989	(87,953)
Class III
Proceeds from sale of shares	1,161,602	5,812,088
Issued to shareholders in reinvestment of distributions	–	4,246
Cost of shares redeemed	(2,435,251)	(1,103,875)
Net increase/(decrease) from share transactions	(1,273,649)	4,712,459

Net increase/(decrease) in net assets	(755,385)	4,234,071

NET ASSETS:

Beginning of year	5,363,957	1,129,886
End of year*	$4,608,572	$5,363,957

*Includes accumulated net investment income of:	$13,164	$0

OTHER INFORMATION ‐ SHARES:

Class I
Sold	4,436	12,148
Reinvested	–	28
Redeemed	(4)	(21,477)
Net increase/(decrease) in shares outstanding	4,432	(9,301)
Class III
Sold	116,519	570,658
Reinvested	–	441
Redeemed	(246,476)	(110,347)
Net increase/(decrease) in shares outstanding	(129,957)	460,752

See Notes to Financial Statements.
68 | December 31, 2016

ALPS | Stadion Tactical Growth Portfolio

Statement of Changes in Net Assets

	For the Year Ended December 31, 2016	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
OPERATIONS:

Net investment income	$12,755	$9,622
Net realized loss	(25,397)	(38,684)
Long‐term capital gain distributions from other investment companies	–	3,705
Net change in unrealized appreciation/(depreciation)	348,501	(15,355)
Net increase/(decrease) in net assets resulting from operations	335,859	(40,712)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(911)	–
Class III	(10,432)	–
Total distributions	(11,343)	–

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	–	25,000
Issued to shareholders in reinvestment of distributions	911	–
Net increase from share transactions	911	25,000
Class III
Proceeds from sale of shares	2,974,396	1,717,988
Issued to shareholders in reinvestment of distributions	10,432	–
Cost of shares redeemed	(617,861)	(77,664)
Net increase from share transactions	2,366,967	1,640,324

Net increase in net assets	2,692,394	1,624,612

NET ASSETS:

Beginning of year	1,624,612	–
End of year*	$4,317,006	$1,624,612

*Includes accumulated net investment income of:	$14,515	$11,343

OTHER INFORMATION ‐ SHARES:

Class I
Sold	–	2,500
Reinvested	90	–
Net increase in shares outstanding	90	2,500
Class III
Sold	308,076	176,305
Reinvested	998	–
Redeemed	(63,312)	(8,047)
Net increase in shares outstanding	245,762	168,258

See Notes to Financial Statements.
69 | December 31, 2016

ALPS | Stadion Tactical Defensive Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$9.35	$10.62	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.20	0.03	0.07
Net realized and unrealized gain/(loss) on investments	0.87	(1.00)	0.55
Total income/(loss) from investment operations	1.07	(0.97)	0.62

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–	(0.30)	–
Total distributions	–	(0.30)	–
Net increase/(decrease) in net asset value	1.07	(1.27)	0.62
Net asset value ‐ end of period	$10.42	$9.35	$10.62

Total Return*	11.44%	(9.09)%	6.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$55	$8	$108
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.97%	1.96%	13.77	%(3)
Net expenses after waiver/reimbursements	0.80%	0.89%	0.80	%(3)
Net investment income after waiver/reimbursements	2.04%	0.26%	1.07	%(3)
Portfolio turnover rate	393%	839%	89	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
70 | December 31, 2016

ALPS | Stadion Tactical Defensive Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$9.62	$10.63	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) after waiver/reimbursements(1)	0.03	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments	1.01	(0.98)	0.55
Total income/(loss) from investment operations	1.04	(1.00)	0.63

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–	(0.01)	–
Total distributions	–	(0.01)	–
Net increase/(decrease) in net asset value	1.04	(1.01)	0.63
Net asset value ‐ end of period	$10.66	$9.62	$10.63

Total Return*	10.81%	(9.43)%	6.30	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$4,553	$5,356	$1,022
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.82%	2.15%	9.63	%(3)
Net expenses after waiver/reimbursements	1.29%	1.29%	1.30	%(3)
Net investment income/(loss) after waiver/reimbursements	0.27%	(0.21)%	1.03	%(3)
Portfolio turnover rate	393%	839%	89	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
71 | December 31, 2016

ALPS | Stadion Tactical Growth Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2016	For the Period May 1, 2015(Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$9.53	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07	0.08
Net realized and unrealized gain/(loss) on investments	0.85	(0.55)
Total income/(loss) from investment operations	0.92	(0.47)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.36)	–
Total distributions	(0.36)	–
Net increase/(decrease) in net asset value	0.56	(0.47)
Net asset value ‐ end of period	$10.09	$9.53

Total Return*	9.67%	(4.70	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$26	$24
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.02%	7.16	%(3)
Net expenses after waiver/reimbursements	0.85%	0.95	%(3)
Net investment income after waiver/ reimbursements	0.77%	1.18	%(3)
Portfolio turnover rate	142%	180	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
72 | December 31, 2016

ALPS | Stadion Tactical Growth Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Year Ended December 31, 2016	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$9.51	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.04	0.12
Net realized and unrealized gain/(loss) on investments	0.84	(0.61)
Total income/(loss) from investment operations	0.88	(0.49)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.03)	–
Total distributions	(0.03)	–
Net increase/(decrease) in net asset value	0.85	(0.49)
Net asset value ‐ end of period	$10.36	$9.51

Total Return*	9.22%	(4.90	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$4,291	$1,601
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.30%	6.30	%(3)
Net expenses after waiver/reimbursements	1.29%	1.30	%(3)
Net investment income after waiver/ reimbursements	0.44%	1.82	%(3)
Portfolio turnover rate	142%	180	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
73 | December 31, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2016

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio (formerly known as the Ibbotson Conservative ETF Asset Allocation Portfolio), Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Income and Growth ETF Asset Allocation Portfolio), Morningstar Balanced ETF Asset Allocation Portfolio (formerly known as the Ibbotson Balanced ETF Asset Allocation Portfolio), Morningstar Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Growth ETF Asset Allocation Portfolio), Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio) (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Tactical Defensive Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and each of the Stadion Portfolios have elected to qualify as diversified Portfolios under the 1940 Act.

On January 1, 2016, the sub-adviser to the Morningstar Portfolios, Ibbotson Associates, Inc., a wholly owned subsidiary of Morningstar, Inc., merged with and into Morningstar Associates, LLC, another wholly owned subsidiary of Morningstar, Inc. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

74 | December 31, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2016

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

75 | December 31, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2016

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2016:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,161,239	$–	$–	$35,161,239
Short-Term Investments	318,173	–	–	318,173
Total	$35,479,412	$–	$–	$35,479,412

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$81,707,619	$–	$–	$81,707,619
Short-Term Investments	1,010,092	–	–	1,010,092
Total	$82,717,711	$–	$–	$82,717,711

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$185,246,581	$–	$–	$185,246,581
Short-Term Investments	2,114,001	–	–	2,114,001
Total	$187,360,582	$–	$–	$187,360,582

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$195,151,737	$–	$–	$195,151,737
Short-Term Investments	503,578	–	–	503,578
Total	$195,655,315	$–	$–	$195,655,315

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$81,237,893	$–	$–	$81,237,893
Short-Term Investments	405,395	–	–	405,395
Total	$81,643,288	$–	$–	$81,643,288

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$21,929,812	$–	$–	$21,929,812
U.S. Energy Infrastructure Companies	21,498,428	–	–	21,498,428
U.S. Energy Infrastructure MLPs	22,615,392	–	–	22,615,392
U.S. General Partners	21,823,522	–	–	21,823,522
Short-Term Investments	162,371	–	–	162,371
Total	$88,029,525	$–	$–	$88,029,525

76 | December 31, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,499,593	$–	$–	$1,499,593
Common Stocks	9,567,556	–	–	9,567,556
Short Term Security	433,140	–	–	433,140
Total	$11,500,289	$–	$–	$11,500,289

ALPS | Stadion Tactical Defensive Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,467,793	$–	$–	$4,467,793
Total	$4,467,793	$–	$–	$4,467,793

ALPS | Stadion Tactical Growth Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,159,681	$–	$–	$4,159,681
Total	$4,159,681	$–	$–	$4,159,681

The Portfolios recognize transfers between levels as of the end of the period. For the year ended December 31, 2016, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the year ended December 31, 2016.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the year ended December 31, 2016, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

77 | December 31, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2016

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

As of December 31, 2016, the Portfolios most recent year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Unrealized Appreciation/(Depreciation)	Other Cumulative Effect of Timing Differences	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$632,063	$166,185	$(268,013)	$(67,464)	$462,771
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,409,384	3,661,923	1,175,961	–	6,247,268
Morningstar Balanced ETF Asset Allocation Portfolio	3,152,992	11,551,283	10,915,785	–	25,620,060
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,257,088	5,588,796	6,712,161	–	13,558,045
ALPS | Alerian Energy Infrastructure Portfolio	1,226,497	(5,191,710)	(1,153,151)	(1,518,498)	(6,636,862)
ALPS | Red Rocks Listed Private Equity Portfolio	465,338	(265,062)	276,557	–	476,833
ALPS | Stadion Tactical Defensive Portfolio	13,164	(134,277)	245,118	–	124,005
ALPS | Stadion Tactical Growth Portfolio	14,515	(51,297)	324,067	–	287,285
Morningstar Growth ETF Asset Allocation Portfolio	3,146,088	11,403,131	21,509,090	–	36,058,309

78 | December 31, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2016

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. Accordingly, for the year ended December 31, 2016, certain differences were reclassified. These differences were primarily due to the differing tax treatment of investments in partnerships and foreign currency. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Accumulated Net Income/(Loss)	Accumulated Capital Gains/(Losses)	Paid-In Capital
Morningstar Conservative ETF Asset Allocation Portfolio	$(5,818)	$5,818	$–
Morningstar Income and Growth ETF Asset Allocation Portfolio	(21,595)	21,595	–
Morningstar Balanced ETF Asset Allocation Portfolio	(46,325)	46,325	–
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	(24,681)	24,681	–
ALPS | Alerian Energy Infrastructure Portfolio	(1,274,432)	1,275,775	(1,343)
ALPS | Red Rocks Listed Private Equity Portfolio	50,322	(50,219)	(103)
ALPS | Stadion Tactical Defensive Portfolio	–	–	–
ALPS | Stadion Tactical Growth Portfolio	1,760	–	(1,760)
Morningstar Growth ETF Asset Allocation Portfolio	(60,403)	60,403	–

The tax character of the distributions paid during the years or periods ended December 31, 2016 and December 31, 2015 were as follows:

2016	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$550,138	$929,289	$1,479,427
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,401,525	4,237,834	5,639,359
Morningstar Balanced ETF Asset Allocation Portfolio	3,209,201	9,056,233	12,265,434
Morningstar Growth ETF Asset Allocation Portfolio	2,955,509	8,402,145	11,357,654
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,085,042	3,816,362	4,901,404
ALPS | Alerian Energy Infrastructure Portfolio	1,666,041	–	1,666,041
ALPS | Red Rocks Listed Private Equity Portfolio	83,262	3,233	86,495
ALPS | Stadion Tactical Defensive Portfolio	–	–	–
ALPS | Stadion Tactical Growth Portfolio	11,343	–	11,343

2015	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$485,033	$974,551	$1,459,584
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,472,990	3,640,592	5,113,582
Morningstar Balanced ETF Asset Allocation Portfolio	3,181,440	5,845,449	9,026,889
Morningstar Growth ETF Asset Allocation Portfolio	2,830,314	3,055,719	5,886,033
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,068,525	1,206,067	2,274,592
ALPS | Alerian Energy Infrastructure Portfolio	609,514	1,246,603	1,856,117
ALPS | Red Rocks Listed Private Equity Portfolio	6,979	892	7,871
ALPS | Stadion Tactical Defensive Portfolio	4,508	–	4,508
ALPS | Stadion Tactical Growth Portfolio	–	–	–

As of December 31, 2016, the Portfolios had the following capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax.

79 | December 31, 2016

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Notes to Financial Statements	December 31, 2016

Portfolio	Short-Term	Long-Term
ALPS | Alerian Energy Infrastructure Portfolio	$1,714,127	$3,117,336
ALPS | Red Rocks Listed Private Equity Portfolio	215,717	–
ALPS | Stadion Tactical Defensive Portfolio	134,277	–
ALPS | Stadion Tactical Growth Portfolio	45,820	1,632

Capital loss carryovers used during the period ended December 31, 2016 were $113,815 for the ALPS | Stadion Tactical Defensive Portfolio.

The Portfolios elect to defer to the period ending December 31, 2016, capital losses recognized during the period November 1, 2016 to December 31, 2016 as follows:

Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	$67,464
ALPS | Alerian Energy Infrastructure Portfolio	360,247
ALPS | Red Rocks Listed Private Equity Portfolio	49,345
ALPS | Stadion Tactical Growth Portfolio	3,845

As of December 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/(Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$35,747,425	$537,896	$(805,909)	$(268,013)
Morningstar Income and Growth ETF Asset Allocation Portfolio	81,541,750	3,069,643	(1,893,682)	1,175,961
Morningstar Balanced ETF Asset Allocation Portfolio	176,444,797	14,964,669	(4,048,884)	10,915,785
Morningstar Growth ETF Asset Allocation Portfolio	174,146,225	24,840,554	(3,331,464)	21,509,090
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	74,931,127	8,380,379	(1,668,218)	6,712,161
ALPS | Alerian Energy Infrastructure Portfolio	89,183,231	5,162,138	(6,315,844)	(1,153,706)
ALPS | Red Rocks Listed Private Equity Portfolio	11,223,077	955,339	(678,127)	277,212
ALPS | Stadion Tactical Defensive Portfolio	4,222,675	245,118	–	245,118
ALPS | Stadion Tactical Growth Portfolio	3,835,614	330,887	(6,820)	324,067

The difference between book‐basis and tax‐basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

4.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short‐term investments, during the year ended December 31, 2016, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$20,218,354	$24,041,375
Morningstar Income and Growth ETF Asset Allocation Portfolio	33,811,653	47,932,991
Morningstar Balanced ETF Asset Allocation Portfolio	65,589,712	104,103,969
Morningstar Growth ETF Asset Allocation Portfolio	71,479,149	94,670,748
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	36,213,161	42,504,973
ALPS | Alerian Energy Infrastructure Portfolio	48,743,004	35,181,832
ALPS | Red Rocks Listed Private Equity Portfolio	6,791,545	2,572,562
ALPS | Stadion Tactical Defensive Portfolio	16,701,372	15,393,660
ALPS | Stadion Tactical Growth Portfolio	6,205,905	3,970,618

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Notes to Financial Statements	December 31, 2016

5.	INVESTMENT ADVISORY AND SUB‐ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is a wholly owned subsidiary of DST Systems, Inc., a publicly traded company. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub‐advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub‐Adviser set forth in the table below. Each Sub‐Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub‐Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
ALPS | Red Rocks Listed Private Equity Portfolio	Red Rocks Capital LLC
ALPS | Stadion Tactical Defensive Portfolio	Stadion Money Management, LLC
ALPS | Stadion Tactical Growth Portfolio	Stadion Money Management, LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Listed Private Equity Portfolio	0.90%
ALPS | Stadion Tactical Defensive Portfolio	0.75%
ALPS | Stadion Tactical Growth Portfolio	0.75%

Pursuant to the Investment Sub‐Advisory Agreements, the Adviser pays each Sub‐Adviser an annual sub‐advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub‐advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub‐advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Listed Private Equity Portfolio	First $200 Million	0.57%
	$200 Million ‐ $500 Million	0.52%
	Over $500 Million	0.47%
ALPS | Stadion Tactical Defensive Portfolio	All Asset Levels	0.50%
ALPS | Stadion Tactical Growth Portfolio	All Asset Levels	0.50%

6.	OTHER AGREEMENTS

Distribution Agreement and Rule 12b‐1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b‐1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively  (the “12b‐1 Plans”).

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Notes to Financial Statements	December 31, 2016

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2016, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b‐1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Portfolio	Class III
ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Red Rocks Listed Private Equity Portfolio	0.25%
ALPS | Stadion Tactical Defensive Portfolio	0.25%
ALPS | Stadion Tactical Growth Portfolio	0.25%

Shareholder Servicing Fees:  The ALPS | Alerian Energy Infrastructure Portfolio, the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay certain financial intermediaries, including insurance companies, broker‐dealers and Portfolio affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization pursuant to an agreement with such Participating Organization (an "Agreement"). Each Agreement will set forth the non‐distribution related shareholder services to be performed by the Participating Organization for the benefit of the Trust's shareholders who have elected to have such Participating Organization service their accounts. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub‐Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub‐Advisers have contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and certain Sub‐Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub‐advisory, and other fees that the Adviser and/or Sub‐Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio (excluding distribution and/or service (12b‐1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2017
ALPS | Red Rocks Listed Private Equity Portfolio	0.95%	N/A	0.95%	4/29/2017
ALPS | Stadion Tactical Defensive Portfolio	0.80%	N/A	0.80%	4/29/2017
ALPS | Stadion Tactical Growth Portfolio	0.80%	N/A	0.80%	4/29/2017

The Adviser and Sub‐Advisers of the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class‐by‐class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

At December 31, 2016, the available recoupable balances are as follows:

Portfolio	Expires 2017	Expires 2018	Expires 2019	Total
ALPS | Red Rocks Listed Private Equity Portfolio	$17,959	$93,934	$51,551	$163,444
ALPS | Stadion Tactical Defensive Portfolio	28,443	32,127	25,333	85,903
ALPS | Stadion Tactical Growth Portfolio	–	26,886	29,495	56,381

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Notes to Financial Statements	December 31, 2016

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor,  serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides  all  necessary  bookkeeping,  shareholder  recordkeeping  services  and  pricing  services  to  each  Portfolio.  Under  the  Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7.	TRUSTEES FEES

As of December 31, 2016, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective April 1, 2016, each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500, and reimbursement for all reasonable out‐of‐pocket expenses relating to attendance at meetings. The Audit Committee Chairman receives an annual retainer of $3,000. Prior to April 1, 2016, each Independent Trustee received an annual retainer of $20,000, a per meeting fee of $3,500, and reimbursement for all reasonable out‐of‐pocket expenses related to attendance of meetings. Trustees’ fees and expenses accrued by the Portfolios for the period ending December 31, 2016 are reported on the Statements of Operations.

8.	RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the year ended December 31, 2016 pursuant to Rule 17a‐7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a‐7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a‐7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of  each Portfolio.

Transactions related to cross trades during the year ended December 31, 2016 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$1,569,677	$530,811	$523
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,091,308	2,571,553	277,681
Morningstar Balanced ETF Asset Allocation Portfolio	736,504	2,177,985	532,587
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	3,094,860	3,900,514	80,987
Morningstar Growth ETF Asset Allocation Portfolio	3,681,612	885,632	341,518

83 | December 31, 2016

ALPS Variable Investment Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ALPS Variable Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ALPS Variable Investment Trust (the “Funds”), comprising the Morningstar Conservative ETF Asset Allocation Portfolio (formerly known as Ibbotson Conservative ETF Asset Allocation Portfolio), Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly known as Ibbotson Income and Growth ETF Asset Allocation Portfolio), Morningstar Balanced ETF Asset Allocation Portfolio (formerly known as Ibbotson Balanced ETF Asset Allocation Portfolio), Morningstar Growth ETF Asset Allocation Portfolio (formerly known as Ibbotson Growth ETF Asset Allocation Portfolio), Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio, and ALPS | Stadion Tactical Growth Portfolio, as of December 31, 2016, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting ALPS Variable Investment Trust as of December 31, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 17, 2017

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Additional Information	December 31, 2016 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll‐free) (866) 432‐2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N‐Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N‐Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll‐free) (866) 432‐2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N‐Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1‐202‐551‐5850. This information can be obtained by electronic request at the following e‐mail address: publicinfo@sec.gov.

TAX INFORMATION (UNAUDITED)

The Portfolios designate the following amounts for the fiscal year ended December 31, 2016:

Portfolio	Corporate Dividends Received Deduction
Morningstar Conservative ETF Asset Allocation Portfolio	18.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio	32.85%
Morningstar Balanced ETF Asset Allocation Portfolio	38.54%
Morningstar Growth ETF Asset Allocation Portfolio	48.67%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	54.05%
ALPS | Alerian Energy Infrastructure Portfolio	67.70%
ALPS | Red Rocks Listed Private Equity Portfolio	1.36%
ALPS | Stadion Tactical Defensive Portfolio	0.00%
ALPS | Stadion Tactical Growth Portfolio	36.48%

Additionally, each Portfolio designates the following amounts pursuant to IRS Code Section 852(b)(3) for the fiscal year ended December 31, 2016:

Portfolio	Long‐Term Capital Gain Dividends
Morningstar Conservative ETF Asset Allocation Portfolio	$929,289
Morningstar Income and Growth ETF Asset Allocation Portfolio	4,237,834
Morningstar Balanced ETF Asset Allocation Portfolio	9,056,233
Morningstar Growth ETF Asset Allocation Portfolio	8,402,145
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	3,816,362
ALPS | Alerian Energy Infrastructure Portfolio	‐
ALPS | Red Rocks Listed Private Equity Portfolio	3,233
ALPS | Stadion Tactical Defensive Portfolio	‐
ALPS | Stadion Tactical Growth Portfolio	‐

LICENSING AGREEMENT

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Energy Infrastructure Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Energy Infrastructure Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or  the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities

85 | December 31, 2016

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Additional Information	December 31, 2016 (Unaudited)

generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT,  OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

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Trustees and Officers	December 31, 2016

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2016, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”).  Prior  to  April  1,  2016,  each  Independent  Trustee  received  an  annual  retainer  of  $20,000,  a  per  meeting  fee  of  $3,500,  and reimbursement for all reasonable out‐of‐pocket expenses related to attendance at meetings. Effective April 1, 2016, each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500 and a reimbursement for all reasonable out‐of‐pocket expenses relating to attendance at meetings.  Also effective April 1, 2016, the Chairman of the Audit Committee receives an annual retainer of $3,000.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432‐2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen by Trustee****	Other Trusteeships Held By Trustee
Mary K. Anstine (76)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	45	Ms. Anstine is a Trustee of ALPS ETF Trust (22 funds); Financial Investors Trust (32 funds), Reaves Utility Income Fund, and the Westcore Trust (14 funds).
David M. Swanson (60)	Trustee	Since November 30, 2006	Mr. Swanson is Founder & Managing Partner of SwanDog Strategic Marketing. Previously, he served as Executive Vice‐President of Calamos Investments (April 2004 to March 2006), Chief Operating Officer of Van Kampen Investments (October 2002 to April 2004), and Managing Director of Morgan Stanley (February 2000 to April 2004).	11	Mr. Swanson is a Trustee of the Managed Portfolio Series (37 funds) and Director of the RiverNorth Opportunities Fund, Inc.

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****
The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management, LLC, Red Rocks Capital LLC or Stadion Money Management LLC, or any affiliate of the foregoing, provides investment advisory services.

Except for their service on the Trust’s Board of Trustees, the Independent Trustees named above have not held any positions during the past two years with any Portfolio; any investment adviser or subadviser; any underwriter of any Portfolio; or any affiliate of any Portfolio or its investment advisers or subadvisers, or underwriters.

87 | December 31, 2016

ALPS Variable Investment Trust

Trustees and Officers	December 31, 2016

INDEPENDENT TRUSTEES (continued)

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen by Trustee****	Other Trusteeships Held By Trustee
Jeremy W. Deems (41)	Trustee	Since September 8, 2010	Mr. Deems is Co‐Founder, CFO of Green Alpha Advisors, LLC. Mr. Deems is Co‐Portfolio Manager of the Shelton Green Alpha Fund. Prior to founding Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (1998 to June 2007).	46	Mr. Deems is a Trustee of ALPS ETF Trust (22 funds); Financial Investors Trust (32 funds); Clough Funds Trust (1 fund); Elevation ETF Trust (1 Fund) and Reaves Utility Income Fund.

INTERESTED TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen by Trustee****	Other Trusteeships Held By Trustee
Thomas A. Carter (50)(1)	Trustee, Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”) and ALPS Portfolio Solutions Distributor, Inc., and Director of ALPS and ALPS Holdings, Inc.	34	Mr. Carter is a Trustee of ALPS ETF Trust (22 funds) and Director of the RiverNorth Opportunities Fund, Inc. and the Principal Real Estate Income Fund.
Scott Wentsel (54)(1)	Trustee	Since November 30, 2006	Mr. Wentsel was Chief Investment Officer, Americas for Morningstar’s Investment Management group (February 2014‐May 2016). Mr. Wentsel was Senior Portfolio Manager for Morningstar Investment Management LLC from April 2005 to February 2014 and Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	10	None

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****
The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management, LLC, Red Rocks Capital LLC or Stadion Money Management LLC, or any affiliate of the foregoing, provides investment advisory services.

(1)
Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his prior relationship with  the Subadviser.

Except for their service on the Trust’s Board of Trustees, the Independent Trustees named above have not held any positions during the past two years with any Portfolio; any investment adviser or subadviser; any underwriter of any Portfolio; or any affiliate of any Portfolio or its investment advisers or subadvisers, or underwriters.

88 | December 31, 2016

ALPS Variable Investment Trust

Trustees and Officers	December 31, 2016

OFFICERS

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***
Patrick D. Buchanan (44)	Treasurer	Since March 12, 2013
Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007, and because of his position with ALPS, he is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buchanan is also Treasurer of ALPS ETF Trust, Clough Funds Trust, RiverNorth Opportunities Fund, Inc. and Principal Real Estate Income Fund.

Erin D. Nelson (38)	Chief Compliance Officer	Since December 7, 2015
Ms. Nelson is Senior Vice President and Chief Compliance Officer of ALPS Advisors, Inc. Prior to 2015, Ms. Nelson was Vice‐President and Assistant General Counsel of ALPS. Because of her position with the Adviser, Ms. Nelson is deemed an affiliate of the Fund as defined under the 1940 Act. Ms. Nelson is also Chief Compliance Officer of ALPS ETF Trust, Principal Real Estate Income Fund, the Liberty All‐Star Equity Fund, the Liberty All‐Star Growth Fund, Inc., the RiverNorth Opportunities Fund, Inc. and Red Rocks Capital, LLC.

Andrea E. Kuchli (31)	Secretary	Since December 2016
Ms. Kuchli joined ALPS in 2015 and is currently Vice President and Senior Counsel of ALPS. Prior to joining ALPS, Ms. Kuchli was an Associate with Davis Graham & Stubbs LLP from April 2014 to February 2015, and an Associate with Dechert LLP from 2011 to April 2014.  Because of her position with ALPS, Ms. Kuchli is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Kuchli is also Secretary of Elevation ETF Trust and Principal Real Estate Income Fund as well as Assistant Secretary of the James Advantage Funds, RiverNorth Opportunities Fund, Inc. and ALPS ETF Trust.

Andrew P. Meloni (48)	Assistant Treasurer	Since December 2016
Mr. Meloni is a Fund Controller for ALPS Fund Services, Inc. Mr. Meloni joined ALPS in 2007 and because of his position with ALPS, he is deemed an affiliate of the Fund as defined under the 1940 Act. Mr. Meloni is also Assistant Treasurer to the Liberty All‐Star Equity Fund, Liberty All‐Star Growth Fund, Inc., Principal Real Estate Income Fund, RiverNorth Opportunities Fund, Inc. and ALPS ETF Trust.

Sareena Khwaja‐Dixon (37)	Assistant Secretary	Since December 2016
Ms.  Khwaja‐Dixon  joined  ALPS  in  August  2015  and  is  currently  Senior  Counsel  and  Vice President of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Khwaja‐Dixon served as a Senior Paralegal/Paralegal for Russell Investments (2011 – 2015). Ms. Khwaja‐Dixon is also Secretary of Stadion Investment Trust, Liberty All‐Star Equity Fund, Liberty All‐Star Growth Fund, Inc., and Assistant Secretary of Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund.

*	All communications to Officers may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	This is the period for which the Officer began serving the Trust. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

89 | December 31, 2016

Annual Report  December 31, 2016

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry  sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

Learn More
866.759.5679 | alpsfunds.com

Item 2. Code of Ethics.

(a)  The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  During the period covered by the report, no amendments were made to the provisions of the code of ethics referred to in Item 2(a) above.

(d)  During the period covered by the report, no implicit or explicit waivers to the provisions of the code of ethics referred to in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's code of ethics referred to in Item 2(a) above is attached as an Exhibit 12.A.1 hereto.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)
Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years December 31, 2016 and December 31, 2015 were $132,600 and $123,600, respectively.

(b)
Audit-Related Fees: The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item in fiscal years December 31, 2016 and December 31, 2015 were $0 and $0, respectively.

(c)
Tax Fees: The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning in fiscal years December 31, 2016 and December 31, 2015 were $38,595 and $38,595, respectively. The fiscal years 2016 and 2015 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)
All Other Fees: The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for fiscal years December 31, 2016 and December 31, 2015 were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not include any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years December 31, 2016 and December 31, 2015 were $365,995 and $345,995, respectively. These fees consisted of non-audit fees billed to (i) the Registrant of $38,595 in 2016 and $38,595 in 2015 as described in response to paragraph (c) of this Item above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with the Registrant’s investment adviser, of $327,400 in 2016 and $307,400 in 2015. The non-audit fees billed to AFS related to SSAE 16 services and other compliance-related matters.

(h)
The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of the report.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-21987, on March 1, 2016.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3) Not applicable to Registrant.

(b) The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 3, 2017

By:	/s/ Patrick Buchanan
Patrick Buchanan (Principal Financial Officer)
Treasurer

Date:	March 3, 2017